Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (47.1%)
Consumer Discretionary (7.2%)
* Amazon.com Inc.	43,928	85,647
Home Depot Inc.	113,823	21,252
Walt Disney Co.	186,023	17,970
Walmart Inc.	157,523	17,898
* Netflix Inc.	45,015	16,903
Comcast Corp. Class A	468,261	16,099
Costco Wholesale Corp.	47,300	13,487
McDonald's Corp.	74,871	12,380
NIKE Inc. Class B	142,411	11,783
Starbucks Corp.	117,343	7,714
* Tesla Inc.	14,678	7,691
* Charter Communications Inc. Class A	16,614	7,249
Lowe's Cos. Inc.	82,193	7,073
* Booking Holdings Inc.	4,986	6,708
TJX Cos. Inc.	126,083	6,028
Estee Lauder Cos. Inc. Class A	33,569	5,349
Target Corp.	46,825	4,353
Dollar General Corp.	25,991	3,925
Ross Stores Inc.	37,590	3,269
* Lululemon Athletica Inc.	15,881	3,010
* Uber Technologies Inc.	106,412	2,971
* O'Reilly Automotive Inc.	9,621	2,896
* AutoZone Inc.	3,294	2,787
eBay Inc.	79,628	2,394
* Dollar Tree Inc.	32,159	2,363
General Motors Co.	105,600	2,194
Yum! Brands Inc.	31,728	2,174
* Chipotle Mexican Grill Inc. Class A	3,292	2,154
Hilton Worldwide Holdings Inc.	30,445	2,078
Marriott International Inc. Class A	27,645	2,068
* Spotify Technology SA	13,409	1,628
Aptiv plc	32,840	1,617
Yum China Holdings Inc.	37,156	1,584
* WABCO Holdings Inc.	11,524	1,556
Domino's Pizza Inc.	4,761	1,543
Lennar Corp. Class A	39,160	1,496
VF Corp.	27,400	1,482
* NVR Inc.	569	1,462
* Ulta Beauty Inc.	8,251	1,450
* Burlington Stores Inc.	9,078	1,438
* Discovery Inc. Class C	81,722	1,433
* CarMax Inc.	26,265	1,414
* Liberty Broadband Corp. Class A	12,998	1,391
* Bright Horizons Family Solutions Inc.	13,001	1,326
Best Buy Co. Inc.	22,806	1,300

* Liberty Broadband Corp. Class C	11,601	1,284
DR Horton Inc.	37,302	1,268
Tiffany & Co.	9,200	1,191
Sirius XM Holdings Inc.	219,780	1,086
* Live Nation Entertainment Inc.	23,345	1,061
Advance Auto Parts Inc.	11,356	1,060
Tractor Supply Co.	12,514	1,058
* Mohawk Industries Inc.	12,928	986
Las Vegas Sands Corp.	21,800	926
Service Corp. International	22,940	897
Fortune Brands Home & Security Inc.	20,487	886
Gentex Corp.	39,660	879
* Hilton Grand Vacations Inc.	55,545	876
Lear Corp.	10,522	855
* Madison Square Garden Co.	4,040	854
* Liberty Media Corp -Liberty SiriusXM Class A	26,938	854
Amerco	2,887	839
* Altice USA Inc. Class A	37,314	832
PVH Corp.	21,379	805
* LKQ Corp.	38,960	799
Ford Motor Co.	161,900	782
Fox Corp. Class A	32,494	768
* Liberty Media Corp -Liberty SiriusXM Class C	23,794	752
Expedia Group Inc.	13,208	743
Omnicom Group Inc.	13,279	729
* Liberty Media Corp -Liberty Formula One Class A	27,531	711
MGM Resorts International	57,469	678
Garmin Ltd.	8,970	672
* Caesars Entertainment Corp.	96,145	650
Genuine Parts Co.	9,603	647
* DISH Network Corp. Class A	32,192	643
* Lyft Inc. Class A	23,836	640
Dunkin' Brands Group Inc.	11,883	631
* frontdoor Inc.	17,660	614
* Roku Inc.	6,839	598
* Liberty Media Corp -Liberty Formula One Class C	21,777	593
* AMC Networks Inc. Class A	24,067	585
* Planet Fitness Inc. Class A	11,976	583
PulteGroup Inc.	25,300	565
Rollins Inc.	15,624	565
News Corp. Class A	62,267	559
* Qurate Retail Group Inc. QVC Group Class A	91,418	558
* IAA Inc.	17,878	536
Hasbro Inc.	7,400	529
* Capri Holdings Ltd.	49,041	529
* Wayfair Inc.	9,639	515
* Ollie's Bargain Outlet Holdings Inc.	10,849	503
* Under Armour Inc. Class C	61,839	498
BorgWarner Inc.	19,434	474
Carter's Inc.	7,137	469
* AutoNation Inc.	16,312	458
* Five Below Inc.	6,361	448
Vail Resorts Inc.	3,000	443
* ServiceMaster Global Holdings Inc.	16,409	443
* Floor & Decor Holdings Inc. Class A	13,773	442
Toll Brothers Inc.	22,801	439
* Tempur Sealy International Inc.	9,984	436
Wendy's Co.	29,219	435

* Etsy Inc.	10,995	423
* Trade Desk Inc. Class A	2,169	419
Wynn Resorts Ltd.	6,691	403
Thor Industries Inc.	9,533	402
TripAdvisor Inc.	22,492	391
Williams-Sonoma Inc.	8,289	352
Ralph Lauren Corp.	5,035	336
Fox Corp. Class B	14,434	330
* Lions Gate Entertainment Corp. Class B	57,485	321
* Urban Outfitters Inc.	22,377	319
ViacomCBS Inc. Class B	22,673	318
* Grand Canyon Education Inc.	4,109	313
Harley-Davidson Inc.	16,390	310
Whirlpool Corp.	3,582	307
Newell Brands Inc.	22,794	303
New York Times Co. Class A	8,914	274
ViacomCBS Inc. Class A	15,073	269
* Skechers U.S.A. Inc.	11,188	266
Aramark	13,199	264
Foot Locker Inc.	11,366	251
Darden Restaurants Inc.	4,480	244
Pool Corp.	1,184	233
* Carvana Co.	4,031	222
Hyatt Hotels Corp. Class A	4,521	216
Dick's Sporting Goods Inc.	8,512	181
* Under Armour Inc. Class A	19,635	181
Hanesbrands Inc.	22,000	173
* 2U Inc.	7,800	165
Lennar Corp. Class B	5,464	158
* Discovery Inc. Class A	7,816	152
* Mattel Inc.	15,775	139
Graham Holdings Co. Class A	387	132
Brunswick Corp.	3,628	128
KAR Auction Services Inc.	10,196	122
Columbia Sportswear Co.	1,683	117
Leggett & Platt Inc.	4,074	109
Royal Caribbean Cruises Ltd.	3,132	101
World Wrestling Entertainment Inc. Class A	2,762	94
Nexstar Media Group Inc. Class A	1,600	92
Nielsen Holdings plc	6,968	87
Sinclair Broadcast Group Inc. Class A	4,830	78
Coty Inc. Class A	12,810	66
Cable One Inc.	40	66
H&R Block Inc.	3,700	52
Tapestry Inc.	3,220	42
L Brands Inc.	3,600	42
* Norwegian Cruise Line Holdings Ltd.	3,300	36
Wyndham Hotels & Resorts Inc.	1,038	33
Choice Hotels International Inc.	444	27
		373,205
Consumer Staples (3.0%)
Procter & Gamble Co.	269,485	29,643
Coca-Cola Co.	381,633	16,887
PepsiCo Inc.	137,069	16,462
Philip Morris International Inc.	136,368	9,949
Mondelez International Inc. Class A	162,241	8,125
CVS Health Corp.	121,045	7,182

Colgate-Palmolive Co.	96,503	6,404
Altria Group Inc.	102,780	3,974
Kimberly-Clark Corp.	30,521	3,903
* Monster Beverage Corp.	65,123	3,664
Walgreens Boots Alliance Inc.	67,491	3,088
General Mills Inc.	57,914	3,056
Constellation Brands Inc. Class A	18,826	2,699
Church & Dwight Co. Inc.	40,710	2,613
Kroger Co.	77,433	2,332
McKesson Corp.	16,504	2,232
Clorox Co.	12,826	2,222
McCormick & Co. Inc.	15,585	2,201
Corteva Inc.	91,783	2,157
* Post Holdings Inc.	24,982	2,073
Archer-Daniels-Midland Co.	57,573	2,025
Tyson Foods Inc. Class A	32,593	1,886
Hershey Co.	14,203	1,882
Sysco Corp.	38,967	1,778
Brown-Forman Corp. Class B	30,438	1,690
Hormel Foods Corp.	32,484	1,515
JM Smucker Co.	12,251	1,360
* Herbalife Nutrition Ltd.	40,333	1,176
Conagra Brands Inc.	38,018	1,115
Lamb Weston Holdings Inc.	19,135	1,093
* Hain Celestial Group Inc.	31,228	811
* Sprouts Farmers Market Inc.	42,405	788
Kellogg Co.	11,900	714
* US Foods Holding Corp.	39,410	698
Reynolds Consumer Products Inc.	18,900	551
* Grocery Outlet Holding Corp.	15,700	539
Brown-Forman Corp. Class A	10,274	528
Seaboard Corp.	172	484
Ingredion Inc.	6,341	479
Molson Coors Beverage Co. Class B	12,000	468
Keurig Dr Pepper Inc.	18,165	441
Casey's General Stores Inc.	3,314	439
Campbell Soup Co.	7,400	342
* Beyond Meat Inc.	5,042	336
Energizer Holdings Inc.	9,717	294
* TreeHouse Foods Inc.	5,369	237
Kraft Heinz Co.	8,459	209
* Pilgrim's Pride Corp.	8,727	158
		154,902
Energy (1.1%)
Chevron Corp.	174,088	12,614
Exxon Mobil Corp.	310,215	11,779
ConocoPhillips	95,512	2,942
Kinder Morgan Inc.	189,272	2,635
Pioneer Natural Resources Co.	32,574	2,285
Phillips 66	38,775	2,080
Valero Energy Corp.	43,958	1,994
Concho Resources Inc.	46,469	1,991
Marathon Petroleum Corp.	68,150	1,610
National Oilwell Varco Inc.	137,661	1,353
Hess Corp.	40,147	1,337
EOG Resources Inc.	35,756	1,284
* Transocean Ltd.	777,403	902

Cabot Oil & Gas Corp.	50,290	865
Diamondback Energy Inc.	32,165	843
Continental Resources Inc.	107,388	820
* Cheniere Energy Inc.	24,047	806
Halliburton Co.	105,730	724
ONEOK Inc.	33,073	721
Williams Cos. Inc.	50,100	709
* Apergy Corp.	121,471	699
Baker Hughes Co.	63,647	668
* First Solar Inc.	17,966	648
Marathon Oil Corp.	189,031	622
* WPX Energy Inc.	196,974	601
EQT Corp.	65,569	464
Schlumberger Ltd.	32,900	444
HollyFrontier Corp.	16,092	394
Patterson-UTI Energy Inc.	132,173	311
* Antero Resources Corp.	369,300	263
Cimarex Energy Co.	15,125	255
Range Resources Corp.	111,410	254
* Chesapeake Energy Corp.	1,387,906	240
Valvoline Inc.	17,015	223
Helmerich & Payne Inc.	12,984	203
Occidental Petroleum Corp.	15,404	178
Noble Energy Inc.	24,572	148
* Centennial Resource Development Inc. Class A	559,675	147
Parsley Energy Inc. Class A	21,402	123
Devon Energy Corp.	16,254	112
PBF Energy Inc. Class A	15,500	110
Apache Corp.	16,838	70
Murphy Oil Corp.	5,092	31
Kosmos Energy Ltd.	29,322	26
		57,528
Financial Services (8.7%)
* Berkshire Hathaway Inc.	241,382	44,132
Visa Inc. Class A	183,290	29,532
JPMorgan Chase & Co.	317,454	28,580
Mastercard Inc. Class A	94,097	22,730
Bank of America Corp.	887,988	18,852
* PayPal Holdings Inc.	132,494	12,685
American Tower Corp.	52,098	11,344
Wells Fargo & Co.	365,791	10,498
Citigroup Inc.	217,336	9,154
Fidelity National Information Services Inc.	56,184	6,834
* Fiserv Inc.	71,839	6,824
Prologis Inc.	84,344	6,779
S&P Global Inc.	26,699	6,543
Equinix Inc.	9,549	5,964
Crown Castle International Corp.	41,238	5,955
American Express Co.	68,922	5,900
CME Group Inc.	33,454	5,784
Progressive Corp.	70,945	5,239
Goldman Sachs Group Inc.	32,239	4,984
SBA Communications Corp.	18,289	4,937
Chubb Ltd.	43,914	4,905
Equity Commonwealth	151,742	4,812
Global Payments Inc.	32,231	4,649
Marsh & McLennan Cos. Inc.	53,117	4,592

Aon plc	27,728	4,576
BlackRock Inc.	10,331	4,545
US Bancorp	130,672	4,502
Intercontinental Exchange Inc.	50,126	4,048
PNC Financial Services Group Inc.	39,840	3,813
Charles Schwab Corp.	110,316	3,709
Morgan Stanley	108,719	3,696
Equity Residential	59,169	3,651
Truist Financial Corp.	115,724	3,569
Moody's Corp.	16,498	3,489
Digital Realty Trust Inc.	24,538	3,409
Public Storage	14,772	2,934
Allstate Corp.	29,585	2,714
First Republic Bank	31,731	2,611
Bank of New York Mellon Corp.	77,301	2,603
* Markel Corp.	2,757	2,558
MSCI Inc. Class A	8,302	2,399
Travelers Cos. Inc.	23,146	2,300
* CBRE Group Inc. Class A	60,957	2,299
* Arch Capital Group Ltd.	79,375	2,259
* FleetCor Technologies Inc.	11,768	2,195
Aflac Inc.	63,747	2,183
Loews Corp.	61,200	2,132
Alleghany Corp.	3,810	2,104
AvalonBay Communities Inc.	14,085	2,073
* Square Inc.	39,008	2,043
Capital One Financial Corp.	39,892	2,011
American International Group Inc.	79,900	1,938
MetLife Inc.	61,340	1,875
Willis Towers Watson plc	11,000	1,868
T. Rowe Price Group Inc.	18,574	1,814
American Homes 4 Rent Class A	76,425	1,773
WR Berkley Corp.	33,621	1,754
* SVB Financial Group	10,656	1,610
Welltower Inc.	34,803	1,593
Equifax Inc.	13,223	1,579
White Mountains Insurance Group Ltd.	1,698	1,545
Boston Properties Inc.	16,390	1,512
State Street Corp.	26,969	1,437
Essex Property Trust Inc.	6,480	1,427
Equity LifeStyle Properties Inc.	24,204	1,391
TransUnion	19,883	1,316
First Citizens BancShares Inc. Class A	3,920	1,305
Prudential Financial Inc.	24,712	1,288
Extra Space Storage Inc.	13,300	1,274
Alexandria Real Estate Equities Inc.	9,176	1,258
FactSet Research Systems Inc.	4,736	1,235
Realty Income Corp.	24,100	1,202
Northern Trust Corp.	15,889	1,199
Hartford Financial Services Group Inc.	33,742	1,189
* Athene Holding Ltd. Class A	46,499	1,154
Ameriprise Financial Inc.	11,083	1,136
Globe Life Inc.	15,679	1,128
E*TRADE Financial Corp.	32,518	1,116
Simon Property Group Inc.	19,678	1,080
Mid-America Apartment Communities Inc.	10,257	1,057
Invitation Homes Inc.	45,962	982
Arthur J Gallagher & Co.	11,897	970

Healthpeak Properties Inc.	40,614	969
M&T Bank Corp.	9,299	962
JBG SMITH Properties	29,944	953
Brown & Brown Inc.	26,238	950
Sun Communities Inc.	7,598	949
Western Alliance Bancorp	30,847	944
RenaissanceRe Holdings Ltd.	6,293	940
Discover Financial Services	26,165	933
Synchrony Financial	57,247	921
Voya Financial Inc.	22,512	913
MarketAxess Holdings Inc.	2,731	908
Ventas Inc.	33,100	887
Duke Realty Corp.	26,790	867
Camden Property Trust	10,700	848
Douglas Emmett Inc.	27,276	832
Zions Bancorp NA	30,699	821
* Howard Hughes Corp.	15,953	806
* Brighthouse Financial Inc.	32,971	797
Fifth Third Bancorp	53,575	796
Kilroy Realty Corp.	12,189	776
Nasdaq Inc.	8,023	762
TD Ameritrade Holding Corp.	21,947	761
Assurant Inc.	7,242	754
Cincinnati Financial Corp.	9,711	733
Raymond James Financial Inc.	11,434	723
* Texas Capital Bancshares Inc.	32,562	722
Cboe Global Markets Inc.	7,925	707
Reinsurance Group of America Inc.	8,395	706
* Zillow Group Inc. Class C	18,791	677
Weyerhaeuser Co.	39,846	675
Lamar Advertising Co. Class A	13,067	670
Broadridge Financial Solutions Inc.	7,031	667
Host Hotels & Resorts Inc.	59,899	661
KeyCorp	63,218	656
Apartment Investment & Management Co.	18,481	650
Jack Henry & Associates Inc.	4,132	641
Hanover Insurance Group Inc.	6,939	629
East West Bancorp Inc.	23,855	614
Regions Financial Corp.	66,902	600
UDR Inc.	16,282	595
Commerce Bancshares Inc.	11,755	592
Citizens Financial Group Inc.	31,243	588
* Credit Acceptance Corp.	2,261	578
Federal Realty Investment Trust	7,319	546
Everest Re Group Ltd.	2,700	520
Lincoln National Corp.	19,230	506
Jones Lang LaSalle Inc.	5,012	506
WP Carey Inc.	8,400	488
Popular Inc.	13,575	475
CyrusOne Inc.	7,600	469
* WEX Inc.	4,455	466
Navient Corp.	61,273	464
SEI Investments Co.	9,913	459
* Fair Isaac Corp.	1,440	443
Associated Banc-Corp	34,076	436
Vornado Realty Trust	11,900	431
Assured Guaranty Ltd.	16,455	424
Sterling Bancorp	40,373	422

TCF Financial Corp.	18,227	413
Ally Financial Inc.	26,054	376
MGIC Investment Corp.	58,732	373
Comerica Inc.	12,326	362
CoreSite Realty Corp.	3,037	352
Jefferies Financial Group Inc.	24,363	333
Santander Consumer USA Holdings Inc.	23,585	328
American Financial Group Inc.	4,520	317
Interactive Brokers Group Inc.	7,131	308
Corporate Office Properties Trust	13,745	304
Old Republic International Corp.	19,901	303
Kimco Realty Corp.	31,300	303
Americold Realty Trust	8,862	302
Kemper Corp.	4,002	298
Regency Centers Corp.	7,419	285
Franklin Resources Inc.	16,925	282
Hudson Pacific Properties Inc.	10,657	270
CNA Financial Corp.	8,694	270
SL Green Realty Corp.	6,259	270
Signature Bank	3,269	263
Cousins Properties Inc.	8,544	250
CubeSmart	9,280	249
Omega Healthcare Investors Inc.	9,300	247
* Euronet Worldwide Inc.	2,592	222
Morningstar Inc.	1,882	219
LPL Financial Holdings Inc.	4,000	218
Brandywine Realty Trust	20,600	217
OneMain Holdings Inc	11,211	214
CoreLogic Inc.	6,976	213
VICI Properties Inc.	12,500	208
American Campus Communities Inc.	7,070	196
Primerica Inc.	2,200	195
Unum Group	12,827	192
Spirit Realty Capital Inc.	7,200	188
VEREIT Inc	38,400	188
BankUnited Inc.	10,000	187
National Retail Properties Inc.	5,800	187
Medical Properties Trust Inc.	10,779	186
BOK Financial Corp.	4,040	172
* LendingTree Inc.	900	165
Alliance Data Systems Corp.	4,877	164
Healthcare Trust of America Inc. Class A	6,500	158
Pinnacle Financial Partners Inc.	4,195	157
STORE Capital Corp.	8,612	156
Equitable Holdings Inc.	9,264	134
Erie Indemnity Co. Class A	872	129
Iron Mountain Inc.	5,300	126
* Zillow Group Inc. Class A	3,647	124
New York Community Bancorp Inc.	13,102	123
People's United Financial Inc.	10,975	121
Rayonier Inc.	5,100	120
Bank of Hawaii Corp.	2,132	118
CIT Group Inc.	6,713	116
Synovus Financial Corp.	6,525	115
Cullen/Frost Bankers Inc.	2,048	114
Affiliated Managers Group Inc.	1,882	111
Paramount Group Inc.	12,395	109
Western Union Co.	5,828	106

Brixmor Property Group Inc.	10,900	104
Bank OZK	6,200	104
Taubman Centers Inc.	2,469	103
Axis Capital Holdings Ltd.	2,600	100
Columbia Property Trust Inc.	7,976	100
AGNC Investment Corp.	7,067	75
Webster Financial Corp.	3,254	74
Annaly Capital Management Inc.	13,321	68
Highwoods Properties Inc.	1,638	58
Starwood Property Trust Inc.	5,646	58
Chimera Investment Corp.	6,162	56
SLM Corp.	6,800	49
Life Storage Inc.	342	32
Weingarten Realty Investors	2,184	31
First Horizon National Corp.	3,430	28
MFA Financial Inc.	17,472	27
Prosperity Bancshares Inc.	487	23
Gaming and Leisure Properties Inc.	600	17
		449,659
Health Care (6.9%)
Johnson & Johnson	270,108	35,419
UnitedHealth Group Inc.	100,127	24,970
Merck & Co. Inc.	254,350	19,570
Pfizer Inc.	545,570	17,807
Abbott Laboratories	169,634	13,386
Bristol-Myers Squibb Co.	229,186	12,775
Thermo Fisher Scientific Inc.	44,478	12,614
Eli Lilly & Co.	90,410	12,542
Amgen Inc.	58,906	11,942
Medtronic plc	127,053	11,458
AbbVie Inc.	129,676	9,880
Gilead Sciences Inc.	124,808	9,331
Danaher Corp.	66,242	9,169
Cigna Corp.	44,329	7,854
* Intuitive Surgical Inc.	12,878	6,377
Zoetis Inc.	52,768	6,210
Anthem Inc.	27,291	6,196
* Biogen Inc.	19,543	6,183
* Vertex Pharmaceuticals Inc.	25,358	6,034
Becton Dickinson and Co.	26,151	6,009
Allergan plc	31,421	5,565
Stryker Corp.	31,875	5,307
* Boston Scientific Corp.	153,834	5,020
Humana Inc.	13,882	4,359
* Edwards Lifesciences Corp.	22,178	4,183
* Regeneron Pharmaceuticals Inc.	8,303	4,054
Baxter International Inc.	49,001	3,978
* Illumina Inc.	14,310	3,908
* IDEXX Laboratories Inc.	12,149	2,943
HCA Healthcare Inc.	29,062	2,611
* IQVIA Holdings Inc.	23,886	2,576
* Alexion Pharmaceuticals Inc.	27,047	2,429
* DexCom Inc.	8,676	2,336
Cooper Cos. Inc.	7,836	2,160
Agilent Technologies Inc.	29,707	2,128
* Laboratory Corp. of America Holdings	16,697	2,110
* Centene Corp.	35,172	2,090

Zimmer Biomet Holdings Inc.	19,003	1,921
* BioMarin Pharmaceutical Inc.	20,670	1,747
* Henry Schein Inc.	34,022	1,719
ResMed Inc.	11,300	1,664
* Varian Medical Systems Inc.	14,648	1,504
* Veeva Systems Inc. Class A	9,333	1,459
* Catalent Inc.	27,491	1,428
* Align Technology Inc.	8,178	1,423
AmerisourceBergen Corp. Class A	15,706	1,390
* Seattle Genetics Inc.	11,963	1,380
* DaVita Inc.	17,411	1,324
* Alnylam Pharmaceuticals Inc.	12,154	1,323
* Elanco Animal Health Inc.	58,726	1,315
* Bio-Rad Laboratories Inc.	3,702	1,298
* Incyte Corp.	17,669	1,294
* Mylan NV	84,418	1,259
* Jazz Pharmaceuticals plc	12,597	1,256
* Masimo Corp.	6,849	1,213
Teleflex Inc.	3,932	1,151
Universal Health Services Inc. Class B	11,235	1,113
Cardinal Health Inc.	22,045	1,057
* Hologic Inc.	29,853	1,048
Quest Diagnostics Inc.	12,819	1,029
* Charles River Laboratories International Inc.	8,059	1,017
PerkinElmer Inc.	13,223	995
* Molina Healthcare Inc.	7,010	979
* Qiagen NV	23,457	976
Bio-Techne Corp.	4,831	916
Hill-Rom Holdings Inc.	8,722	877
Dentsply Sirona Inc.	21,691	842
* Exact Sciences Corp.	14,065	816
* Neurocrine Biosciences Inc.	9,164	793
* Ionis Pharmaceuticals Inc.	16,347	773
* Moderna Inc.	24,203	725
Chemed Corp.	1,615	700
* United Therapeutics Corp.	7,193	682
STERIS plc	4,842	678
* Acadia Healthcare Co. Inc.	36,869	677
* Penumbra Inc.	4,163	672
Perrigo Co. plc	13,878	667
* ABIOMED Inc.	4,438	644
West Pharmaceutical Services Inc.	4,202	640
* Insulet Corp.	3,822	633
* Sarepta Therapeutics Inc.	6,283	615
* Nektar Therapeutics Class A	31,032	554
* Horizon Therapeutics plc	17,602	521
Cerner Corp.	8,193	516
* Exelixis Inc.	27,903	480
* PRA Health Sciences Inc.	5,749	477
* Alkermes plc	29,700	428
* Premier Inc. Class A	12,944	423
* Bluebird Bio Inc.	6,700	308
* PPD Inc.	16,500	294
* Sage Therapeutics Inc.	9,630	277
* Integra LifeSciences Holdings Corp.	5,852	261
* Envista Holdings Corp.	15,814	236
* Adaptive Biotechnologies Corp.	6,500	181
* ICU Medical Inc.	888	179

* Guardant Health Inc.	2,409	168
Encompass Health Corp.	2,416	155
* Avantor Inc.	10,252	128
* Change Healthcare Inc.	12,066	121
Cantel Medical Corp.	2,112	76
Bruker Corp.	1,500	54
* MEDNAX Inc.	2,455	29
		356,981
Materials & Processing (1.4%)
Linde plc	54,084	9,357
Ecolab Inc.	32,766	5,106
Sherwin-Williams Co.	9,714	4,464
Air Products & Chemicals Inc.	19,099	3,812
Newmont Corp.	81,241	3,679
Vulcan Materials Co.	25,710	2,778
Martin Marietta Materials Inc.	13,819	2,615
Ball Corp.	37,125	2,400
PPG Industries Inc.	22,949	1,919
Trane Technologies plc	21,310	1,760
* Ingersoll Rand Inc.	68,182	1,691
* Berry Global Group Inc.	43,393	1,463
* Crown Holdings Inc.	24,761	1,437
Dow Inc.	48,880	1,429
Eagle Materials Inc.	21,050	1,230
Freeport-McMoRan Inc.	168,538	1,138
Fastenal Co.	35,846	1,120
* Axalta Coating Systems Ltd.	62,656	1,082
* Element Solutions Inc.	128,571	1,075
Celanese Corp.	14,628	1,074
AO Smith Corp.	25,732	973
Masco Corp.	26,716	924
Lennox International Inc.	4,681	851
Acuity Brands Inc.	9,225	790
Armstrong World Industries Inc.	9,367	744
FMC Corp.	9,098	743
LyondellBasell Industries NV	14,838	736
Royal Gold Inc.	8,000	702
* Alcoa Corp.	111,552	687
Reliance Steel & Aluminum Co.	7,600	666
Packaging Corp. of America	7,644	664
International Flavors & Fragrances Inc.	6,430	656
Mosaic Co.	56,668	613
Sealed Air Corp.	23,960	592
Albemarle Corp.	10,400	586
Valmont Industries Inc.	5,396	572
* Univar Solutions Inc.	53,243	571
AptarGroup Inc.	5,600	557
Silgan Holdings Inc.	18,967	550
Hexcel Corp.	14,466	538
Nucor Corp.	14,843	535
Arconic Inc.	32,466	521
Owens Corning	13,342	518
RPM International Inc.	8,489	505
Avery Dennison Corp.	4,600	469
CF Industries Holdings Inc.	16,859	459
Scotts Miracle -Gro Co.	4,442	455
NewMarket Corp.	1,129	432

Westrock Co.	15,160	428
United States Steel Corp.	64,000	404
Huntsman Corp.	27,900	403
DuPont de Nemours Inc.	11,449	390
Westlake Chemical Corp.	9,894	378
Eastman Chemical Co.	7,819	364
WR Grace & Co.	9,045	322
Ashland Global Holdings Inc.	6,198	310
International Paper Co.	9,443	294
MDU Resources Group Inc.	9,950	214
Graphic Packaging Holding Co.	15,800	193
Timken Co.	5,841	189
O-I Glass Inc.	21,205	151
Steel Dynamics Inc.	4,100	92
Olin Corp.	7,582	88
Sonoco Products Co.	1,300	60
Chemours Co.	5,800	51
		72,569
Producer Durables (4.1%)
Union Pacific Corp.	71,336	10,061
Accenture plc Class A	59,476	9,710
Honeywell International Inc.	72,298	9,673
Boeing Co.	55,859	8,331
General Electric Co.	1,024,277	8,133
Lockheed Martin Corp.	22,823	7,736
3M Co.	52,572	7,177
United Technologies Corp.	74,958	7,071
Caterpillar Inc.	49,556	5,750
United Parcel Service Inc. Class B	60,581	5,659
Automatic Data Processing Inc.	39,845	5,446
CSX Corp.	87,722	5,026
Northrop Grumman Corp.	15,866	4,800
Roper Technologies Inc.	14,570	4,543
Deere & Co.	32,602	4,504
Norfolk Southern Corp.	26,866	3,922
Illinois Tool Works Inc.	26,673	3,791
Waste Management Inc.	37,739	3,493
AMETEK Inc.	47,811	3,443
Raytheon Co.	25,295	3,317
Fortive Corp.	57,297	3,162
Eaton Corp. plc	37,345	2,901
General Dynamics Corp.	20,786	2,750
FedEx Corp.	21,936	2,660
Emerson Electric Co.	54,190	2,582
* Copart Inc.	35,413	2,427
* CoStar Group Inc.	3,994	2,345
* Mettler-Toledo International Inc.	3,121	2,155
TransDigm Group Inc.	6,585	2,108
* Waters Corp.	11,439	2,082
Southwest Airlines Co.	57,166	2,036
Verisk Analytics Inc.	13,447	1,874
* Teledyne Technologies Inc.	6,144	1,826
Cintas Corp.	10,373	1,797
Delta Air Lines Inc.	62,899	1,795
* Keysight Technologies Inc.	21,308	1,783
PACCAR Inc.	28,448	1,739
Rockwell Automation Inc.	10,862	1,639

Xylem Inc.	25,125	1,636
* Sensata Technologies Holding plc	51,747	1,497
Old Dominion Freight Line Inc.	11,121	1,460
IDEX Corp.	10,462	1,445
Cummins Inc.	10,321	1,397
Republic Services Inc.	17,953	1,348
Jacobs Engineering Group Inc.	16,458	1,305
Allegion plc	13,921	1,281
* United Rentals Inc.	12,074	1,242
Westinghouse Air Brake Technologies Corp.	25,695	1,237
Parker-Hannifin Corp.	9,302	1,207
* Aecom	40,347	1,204
Stanley Black & Decker Inc.	11,796	1,180
Textron Inc.	44,006	1,174
Huntington Ingalls Industries Inc.	6,396	1,165
Nordson Corp.	8,492	1,147
Johnson Controls International plc	42,347	1,142
HEICO Corp. Class A	17,003	1,087
* Zebra Technologies Corp.	5,716	1,049
JB Hunt Transport Services Inc.	11,052	1,019
* HD Supply Holdings Inc.	34,428	979
Kansas City Southern	7,571	963
Carlisle Cos. Inc.	7,633	956
* Trimble Inc.	30,037	956
Quanta Services Inc.	30,093	955
* Colfax Corp.	43,790	867
BWX Technologies Inc.	17,602	857
Toro Co.	13,011	847
Landstar System Inc.	8,656	830
ITT Inc.	18,189	825
Oshkosh Corp.	12,558	808
Dover Corp.	8,810	740
* United Airlines Holdings Inc.	22,790	719
* Stericycle Inc.	14,737	716
* Middleby Corp.	12,548	714
Lincoln Electric Holdings Inc.	9,765	674
* Clean Harbors Inc.	13,105	673
WW Grainger Inc.	2,682	666
AGCO Corp.	13,710	648
Donaldson Co. Inc.	15,929	615
FLIR Systems Inc.	18,391	587
* XPO Logistics Inc.	11,342	553
Paychex Inc.	8,568	539
* Gates Industrial Corp. plc	65,502	483
Booz Allen Hamilton Holding Corp.	6,943	477
Knight-Swift Transportation Holdings Inc.	14,300	469
CH Robinson Worldwide Inc.	6,911	458
* Kirby Corp.	10,468	455
Spirit AeroSystems Holdings Inc. Class A	16,311	390
Genpact Ltd.	13,285	388
Expeditors International of Washington Inc.	5,586	373
Air Lease Corp.	15,591	345
Flowserve Corp.	14,313	342
* Resideo Technologies Inc.	69,762	338
Trinity Industries Inc.	19,100	307
Xerox Holdings Corp.	16,018	303
Pentair plc	10,087	300
ManpowerGroup Inc.	5,650	299

* JetBlue Airways Corp.	33,052	296
Regal Beloit Corp.	4,625	291
Snap-on Inc.	2,597	283
Schneider National Inc. Class B	13,062	253
Hubbell Inc.	2,200	252
Graco Inc.	4,912	239
Littelfuse Inc.	1,673	223
Curtiss-Wright Corp.	2,405	222
Robert Half International Inc.	5,000	189
National Instruments Corp.	5,611	186
nVent Electric plc	10,087	170
Woodward Inc.	2,530	150
Allison Transmission Holdings Inc.	4,157	136
ADT Inc.	28,622	124
* Paylocity Holding Corp.	1,300	115
* WESCO International Inc.	4,845	111
Crane Co.	2,097	103
Alaska Air Group Inc.	2,900	83
HEICO Corp.	1,087	81
Copa Holdings SA	1,462	66
Fluor Corp.	8,056	56
American Airlines Group Inc.	1,200	15
		213,527
Technology (12.1%)
Microsoft Corp.	785,692	123,911
Apple Inc.	431,924	109,834
* Alphabet Inc. Class A	37,199	43,223
* Facebook Inc. Class A	257,371	42,929
* Alphabet Inc. Class C	26,953	31,341
Intel Corp.	454,656	24,606
Cisco Systems Inc.	432,133	16,987
* Adobe Inc.	52,318	16,650
NVIDIA Corp.	61,915	16,321
* salesforce.com Inc.	89,037	12,820
Oracle Corp.	218,250	10,548
Texas Instruments Inc.	89,992	8,993
Broadcom Inc.	35,849	8,500
International Business Machines Corp.	71,403	7,921
QUALCOMM Inc.	112,010	7,577
Intuit Inc.	25,152	5,785
* Micron Technology Inc.	127,810	5,376
* ServiceNow Inc.	17,885	5,125
* Advanced Micro Devices Inc.	103,623	4,713
* Activision Blizzard Inc.	74,673	4,442
Applied Materials Inc.	90,715	4,157
* Autodesk Inc.	23,262	3,631
L3Harris Technologies Inc.	19,495	3,511
* VeriSign Inc.	18,421	3,317
* Electronic Arts Inc.	31,734	3,179
Lam Research Corp.	13,149	3,156
Analog Devices Inc.	33,550	3,008
IHS Markit Ltd.	44,814	2,689
* Workday Inc. Class A	18,747	2,441
HP Inc.	137,676	2,390
Amphenol Corp. Class A	32,780	2,389
Cognizant Technology Solutions Corp. Class A	51,217	2,380
Xilinx Inc.	28,929	2,255

* Cadence Design Systems Inc.	33,815	2,233
* Synopsys Inc.	17,230	2,219
Motorola Solutions Inc.	15,378	2,044
* Splunk Inc.	14,814	1,870
* Twitter Inc.	74,639	1,833
* Okta Inc.	14,716	1,799
* Arista Networks Inc.	8,676	1,757
* Gartner Inc.	17,574	1,750
* ANSYS Inc.	7,369	1,713
* DocuSign Inc. Class A	18,225	1,684
* Atlassian Corp. plc Class A	12,259	1,683
Citrix Systems Inc.	11,159	1,580
* VMware Inc. Class A	13,033	1,578
* Akamai Technologies Inc.	17,101	1,565
Skyworks Solutions Inc.	17,100	1,528
* IAC/InterActiveCorp	8,045	1,442
Marvell Technology Group Ltd.	62,986	1,425
Corning Inc.	68,131	1,399
Microchip Technology Inc.	20,270	1,374
KLA Corp.	9,317	1,339
* F5 Networks Inc.	11,998	1,279
* Palo Alto Networks Inc.	7,768	1,274
Hewlett Packard Enterprise Co.	129,829	1,261
* Fortinet Inc.	12,162	1,230
* Black Knight Inc.	20,612	1,197
* GoDaddy Inc. Class A	19,883	1,136
* Dell Technologies Inc. Class C	28,164	1,114
* Twilio Inc.	12,330	1,103
* Take-Two Interactive Software Inc.	9,112	1,081
Teradyne Inc.	19,532	1,058
* RingCentral Inc. Class A	4,984	1,056
* Tyler Technologies Inc.	3,491	1,035
* Arrow Electronics Inc.	18,706	970
NortonLifeLock Inc.	51,239	959
CDW Corp.	10,109	943
* Qorvo Inc.	11,320	913
* ON Semiconductor Corp.	72,209	898
* Paycom Software Inc.	4,263	861
* EchoStar Corp. Class A	26,412	844
Western Digital Corp.	20,174	840
* Match Group Inc.	10,228	675
* Cree Inc.	18,851	668
* PTC Inc.	10,690	654
* Ceridian HCM Holding Inc.	12,978	650
SS&C Technologies Holdings Inc.	14,800	649
MKS Instruments Inc.	7,915	645
* EPAM Systems Inc.	3,426	636
Cognex Corp.	14,825	626
NetApp Inc.	14,871	620
* Ciena Corp.	15,379	612
* Nuance Communications Inc.	36,056	605
* IPG Photonics Corp.	5,229	577
* Proofpoint Inc.	5,609	575
* Guidewire Software Inc.	7,046	559
Universal Display Corp.	4,186	552
* Teradata Corp.	26,474	542
Cypress Semiconductor Corp.	22,692	529
* Coupa Software Inc.	3,519	492

Leidos Holdings Inc.	5,350	490
* Zendesk Inc.	7,476	479
Dolby Laboratories Inc. Class A	8,822	478
CDK Global Inc.	14,435	474
* ViaSat Inc.	13,026	468
* SolarWinds Corp.	29,740	466
* Aspen Technology Inc.	4,878	464
* CommScope Holding Co. Inc.	49,123	448
* Nutanix Inc.	27,234	430
* MongoDB Inc.	2,994	409
* NCR Corp.	22,350	396
* Grubhub Inc.	9,200	375
Avnet Inc.	14,900	374
Monolithic Power Systems Inc.	2,200	368
* Pure Storage Inc. Class A	28,105	346
* Manhattan Associates Inc.	6,606	329
DXC Technology Co.	24,266	317
* Zscaler Inc.	4,818	293
* Dropbox Inc. Class A	15,760	285
* Coherent Inc.	2,590	276
Amdocs Ltd.	4,600	253
* Covetrus Inc.	27,767	226
* RealPage Inc.	4,180	221
* Zynga Inc.	32,100	220
Ubiquiti Inc.	1,484	210
* New Relic Inc.	4,500	208
Jabil Inc.	8,300	204
* Elastic NV	3,518	196
Maxim Integrated Products Inc.	3,529	172
* CACI International Inc. Class A	800	169
* Pluralsight Inc. Class A	15,043	165
Entegris Inc.	3,200	143
* Smartsheet Inc. Class A	3,300	137
* FireEye Inc.	12,696	134
* Avalara Inc.	1,751	131
* PagerDuty Inc.	7,408	128
SYNNEX Corp.	1,700	124
Switch Inc.	8,583	124
* Groupon Inc.	112,350	110
* HubSpot Inc.	820	109
* Dynatrace Inc.	4,521	108
* Medallia Inc.	5,374	108
* Alteryx Inc. Class Ac	1,112	106
Pegasystems Inc.	1,468	105
* Cerence Inc.	6,400	99
Juniper Networks Inc.	4,600	88
* Anaplan Inc.	2,700	82
Sabre Corp.	6,300	37
		623,920
Utilities (2.6%)
Verizon Communications Inc.	433,623	23,299
AT&T Inc.	609,729	17,774
NextEra Energy Inc.	56,272	13,540
Duke Energy Corp.	75,672	6,120
Southern Co.	98,416	5,328
Dominion Energy Inc.	71,397	5,154
American Water Works Co. Inc.	36,290	4,339

* T-Mobile US Inc.			45,048	3,779
American Electric Power Co. Inc.			45,700	3,655
Sempra Energy			32,068	3,623
Exelon Corp.			96,100	3,537
Xcel Energy Inc.			57,556	3,471
WEC Energy Group Inc.			37,101	3,270
Public Service Enterprise Group Inc.			64,300	2,888
Ameren Corp.			36,253	2,640
Consolidated Edison Inc.			33,700	2,629
Eversource Energy			31,044	2,428
CMS Energy Corp.			37,879	2,225
Atmos Energy Corp.			19,553	1,940
DTE Energy Co.			20,167	1,915
NRG Energy Inc.			67,600	1,843
FirstEnergy Corp.			38,600	1,547
Edison International			28,046	1,537
* GCI Liberty Inc. Class A			25,555	1,456
Essential Utilities Inc.			34,341	1,398
Entergy Corp.			12,554	1,180
Alliant Energy Corp.			24,226	1,170
Evergy Inc.			19,735	1,086
NiSource Inc.			42,649	1,065
PPL Corp.			42,904	1,059
Vistra Energy Corp.			56,611	903
* Sprint Corp.			98,832	852
OGE Energy Corp.			23,786	731
AES Corp.			53,469	727
UGI Corp.			23,961	639
* PG&E Corp.			64,098	576
CenterPoint Energy Inc.			31,100	480
* United States Cellular Corp.			16,317	478
Pinnacle West Capital Corp.			5,958	452
Avangrid Inc.			6,937	304
Telephone & Data Systems Inc.			14,435	242
IDACORP Inc.			2,747	241
National Fuel Gas Co.			3,726	139
CenturyLink Inc.			12,223	116
Hawaiian Electric Industries Inc.			1,058	45
				133,820
Total Common Stocks (Cost $1,667,050)				2,436,111
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.4%)
Alabama (0.6%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	502
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	500	540
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/22 (Prere.)	380	416
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/31	1,100	1,348
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,599
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25	540	564

Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	3,885	3,928
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	430	439
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	628
Huntsville AL GO	5.000%	5/1/35	1,125	1,389
Huntsville AL GO	5.000%	5/1/38	1,860	2,352
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,237
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,201
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	553
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	437
Lower AL Gas District Gas Project Revenue
PUT	4.000%	12/1/25	2,150	2,236
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	6,810	7,020
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	1,105	1,143
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	530	641
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	1,090	1,315
University of Alabama General Revenue	3.000%	7/1/36	1,085	1,143
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	740	834
				31,465
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	425	460
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	81
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,737
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,564
				3,842
Arizona (1.1%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	795
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	623
Arizona COP	5.000%	10/1/26	2,000	2,422
1 Arizona Industrial Development Authority
Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,545
Arizona Lottery Revenue	5.000%	7/1/28	1,010	1,275
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,429
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	1,165	1,380
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,349
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	2,155	2,391
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,110	2,408
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	505
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	543
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,398
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,232
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/27	1,000	1,160

Chandler AZ GO	5.000%	7/1/23	1,165	1,308
Gilbert AZ GO	5.000%	7/1/20	2,480	2,504
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	337
Maricopa County AZ Elementary School District
No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,068
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,029
Maricopa County AZ Unified School District No.
4 (Mesa) GO	5.000%	7/1/24	1,700	1,963
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	368
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,242
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,290	2,485
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	1,295	1,573
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	2,000	2,210
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	551
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,260	1,367
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,040	2,287
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,520	2,907
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,283
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/27	300	343
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/28	250	290
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	505
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,150	1,161
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,276
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,125	1,314
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	515	547
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,159
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,865
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,015
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	750
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	529
				59,691
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,004

Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,075	1,288
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,000	1,123
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,262
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,218
University of Arkansas Revenue	5.000%	11/1/21	805	855
University of Arkansas Revenue	5.000%	11/1/24	800	930
University of Arkansas Revenue	5.000%	11/1/30	765	928
				9,608
California (4.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	529
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	796
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,135	1,414
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	529
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,690	1,247
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	1,000	1,108
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,015	1,122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	510
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/22 (Prere.)	500	539
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,116
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,128
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	907
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,025
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,064
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,133
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,081
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	5.410%	4/1/21	1,000	1,000
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	5.610%	5/1/23	1,000	1,007
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	823

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	1,165	1,169
California GO	5.000%	10/1/20	2,000	2,039
California GO	5.000%	8/1/22	1,000	1,088
California GO	5.000%	9/1/22	1,805	1,970
California GO	5.000%	11/1/23	1,155	1,308
California GO	5.000%	4/1/24	2,000	2,294
California GO	5.000%	9/1/24	1,315	1,527
California GO	5.000%	10/1/24	2,000	2,328
California GO	5.000%	3/1/26	660	778
California GO	5.000%	4/1/26	2,000	2,425
California GO	5.000%	4/1/27	2,000	2,481
California GO	3.500%	8/1/27	1,515	1,737
California GO	5.000%	2/1/28	690	762
California GO	5.000%	9/1/29	455	553
California GO	5.000%	11/1/29	1,700	1,904
California GO	5.000%	9/1/30	1,000	1,056
California GO	5.000%	4/1/31	1,005	1,351
California GO	4.000%	8/1/31	1,675	1,903
California GO	5.000%	2/1/32	500	530
California GO	5.000%	4/1/32	2,500	3,199
California GO	5.250%	8/1/32 (4)	1,000	1,362
California GO	5.000%	10/1/32	1,875	2,166
California GO	4.000%	8/1/33	1,520	1,715
California GO	5.000%	8/1/33	2,865	3,442
California GO	4.000%	9/1/33	2,000	2,260
California GO	3.000%	10/1/34	1,225	1,288
California GO	3.000%	10/1/35	1,815	1,901
California GO	3.000%	10/1/36	1,500	1,559
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,145	1,259
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,087
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	869
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	3.000%	4/1/20	140	140
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	520	528
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,195	1,286
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	1,690	1,927
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,010
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	500	508
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,185
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	636
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,148

California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	504
California Public Works Board Lease Revenue	5.000%	12/1/26	2,500	2,917
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	22
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,082
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,133
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,393
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	331
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	260	277
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	37
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	27
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,090
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	374
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	245	262
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	255	273
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,087
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,193
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,432
California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,301
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,416
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	2.440%	5/1/20 (14)	1,500	1,500
California Statewide Communities Development
Authority Revenue (Kaiser Foundation
Hospitals) PUT	5.000%	11/1/29	3,640	4,711
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	665	861
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	452
Centinela Valley CA Union High School District
GO	4.000%	8/1/29 (4)	1,035	1,182
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,110
Chaffey CA Community College District GO	5.000%	6/1/23	850	946
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	945
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,092
4 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/34	1,000	977
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	1,000	1,129
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,122

Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,059
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	1,000	1,078
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.200% coupon
rate effective 1/15/2024	0.000%	1/15/29	1,390	1,403
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,180
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	567
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,764
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,565	1,787
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,693
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,151
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	361
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	435	478
Long Beach CA Harbor Revenue	5.000%	12/15/20	1,300	1,333
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,213
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,099
Los Angeles CA Community College District GO	4.000%	8/1/37	2,000	2,141
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	195	196
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,375	1,677
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,330	1,655
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,695	2,103
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,186
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,145	1,411
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,196
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,550	3,135
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	500	597
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,724
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,716
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,105
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	544
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,515
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	1,000	1,195
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	1,000	1,244

Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	600	618
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,338
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,175
Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,821
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	520
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	545
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,765
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,210
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,314
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	964
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	928
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	740	556
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,148
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,395	1,672
Riverside CA Electric Revenue	5.000%	10/1/32	1,800	2,270
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	1,000	1,130
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,739
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	340	365
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	325	363
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	760	837
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,337
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	188
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	330	335
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	495	592
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	687
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	969
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	526
San Diego CA Community College District GO	5.000%	8/1/23 (Prere.)	1,000	1,129
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	507
San Diego CA Unified School District GO	0.000%	7/1/27	500	444
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	520	662
San Diego CA Unified School District GO	0.000%	7/1/28	500	433
San Diego CA Unified School District GO	0.000%	7/1/29	500	422
San Diego CA Unified School District GO	0.000%	7/1/30	100	82
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	505

San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/22 (Prere.)	560	601
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,183
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,530	1,816
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	363
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	504
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,953
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,129
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	99
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	405	435
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	420
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/34	1,000	1,255
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	513
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,700	2,047
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,161
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,500	1,792
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,014
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	1,000	1,055
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	1,049
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,179
Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,054
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,157
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,178
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,231
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	930
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,635	1,946
University of California Revenue	5.000%	5/15/21 (Prere.)	160	167
University of California Revenue	5.000%	5/15/23	875	911
University of California Revenue	5.000%	5/15/23 (Prere.)	310	346
University of California Revenue	5.000%	5/15/28	690	764
University of California Revenue	4.000%	5/15/33	1,000	1,108
University of California Revenue	4.000%	5/15/34	1,000	1,143
University of California Revenue	4.000%	5/15/34	1,770	1,930
University of California Revenue	4.000%	5/15/35	2,000	2,280
University of California Revenue	5.000%	5/15/35	1,620	2,010
University of California Revenue	5.000%	5/15/35	1,165	1,441
University of California Revenue PUT	5.000%	5/15/23	3,960	4,422
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	868

West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,225	852
				236,012
Colorado (1.0%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,701
Adams County CO COP	5.000%	12/1/31	650	766
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	332
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	531
Colorado COP	4.000%	12/15/33	1,225	1,403
Colorado COP	4.000%	12/15/34	1,335	1,524
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	572
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	5.000%	11/15/37	1,000	1,163
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group)	4.000%	11/15/38	1,000	1,112
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/West
Obligated Group) PUT	5.000%	11/19/26	1,030	1,237
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,345
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,990	3,358
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/21 (Prere.)	2,500	2,571
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	513
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/26 (Prere.)	1,500	1,729
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	551
Denver City & County CO Better Denver & Zoo
GO	5.000%	8/1/22	1,000	1,088
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	525
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,360
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,361
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	438
Denver CO City & County Airport Revenue	5.000%	12/1/26	775	913
Denver CO City & County Airport Revenue	4.000%	12/1/38	400	434
Denver CO City & County COP	5.000%	6/1/37	1,685	1,987
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/29	500	400
Denver CO City & County GO	5.000%	8/1/23	1,535	1,726
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,117
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,396
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,010	944
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,015
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/30	2,400	2,932

El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26	350	384
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27	500	548
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29	500	547
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	569
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	694
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,109
Jefferson County CO School District No. R -1 GO	5.000%	12/15/36	3,395	4,270
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,015
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,005
Regional Transportation District of Colorado
COP	5.000%	6/1/31	1,000	1,292
University of Colorado Enterprise System
Revenue	5.000%	6/1/22 (Prere.)	515	558
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,820
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	1,000	1,083
				53,938
Connecticut (0.9%)
Connecticut GO	5.000%	4/15/21	500	518
Connecticut GO	5.000%	11/15/22	1,935	2,105
Connecticut GO	5.000%	4/15/24	800	854
Connecticut GO	5.000%	2/15/25	1,000	1,150
Connecticut GO	5.000%	5/15/25	2,345	2,714
Connecticut GO	5.000%	2/15/26	1,000	1,174
Connecticut GO	5.000%	9/1/26	1,000	1,137
Connecticut GO	5.000%	2/15/27	1,000	1,200
Connecticut GO	4.000%	9/15/27	1,000	1,045
Connecticut GO	5.000%	4/15/28	1,000	1,219
Connecticut GO	5.000%	4/15/28	500	533
Connecticut GO	5.000%	3/1/32	2,950	3,282
Connecticut GO	5.000%	10/15/32	705	757
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/31	1,000	1,282
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/31	1,000	1,071
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/21 (Prere.)	550	574
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,974
Connecticut Health & Educational Facilities
Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,581
Connecticut Health & Educational Facilities
Authority Revenue (University of Hartford)	5.000%	7/1/31	575	638
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	878

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	903
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,745
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	519
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,315	2,925
Connecticut Special Tax Revenue	5.000%	10/1/34	1,000	1,204
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,319
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,226
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,593
Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,322
University of Connecticut GO	5.000%	2/15/27	635	736
University of Connecticut Revenue	5.000%	11/1/27	1,000	1,245
				44,423
Delaware (0.1%)
Delaware GO	5.000%	7/1/20	662	668
Delaware GO	5.000%	10/1/20	700	714
Delaware GO	5.000%	2/1/25	1,010	1,190
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	730
Delaware River & Bay Authority Delaware
Revenue	3.000%	1/1/38	1,495	1,561
University of Delaware Revenue	5.000%	11/1/34	440	603
University of Delaware Revenue	5.000%	11/1/35	500	691
Wilmington DE GO	5.000%	11/1/28	1,000	1,021
				7,178
District of Columbia (0.6%)
District of Columbia GO	5.000%	6/1/25	1,235	1,470
District of Columbia GO	5.000%	6/1/29	3,740	4,297
District of Columbia GO	5.000%	10/15/31	1,070	1,386
District of Columbia GO	5.000%	6/1/32	1,000	1,209
District of Columbia GO	5.000%	6/1/34	1,320	1,608
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,164
District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,486
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	695
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	503
District of Columbia Income Tax Revenue	5.000%	3/1/34	2,800	3,648
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	2,175	2,678
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	540	550
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	2,325	2,922
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,225	2,706
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	659
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,031

Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/26	1,090	1,283
				29,295
Florida (2.7%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,112
Broward County FL Airport System Revenue	5.000%	10/1/22 (Prere.)	400	437
Broward County FL Airport System Revenue	5.500%	10/1/23 (Prere.)	1,000	1,146
Capital Trust Agency Florida Educational
Facilities Revenue (Advantage Academy of
Hillsborough Projects)	5.000%	12/15/29	400	435
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,114
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	750	755
East Central FL Regional Wastewater Treatment
Facilities Operation Board Revenue	5.000%	10/1/34	925	1,114
East Central FL Regional Wastewater Treatment
Facilities Operation Board Revenue	5.000%	10/1/35	1,050	1,260
Escambia County FL Health Facilities Authority
Revenue (Baptist Health Care Corp. Obligated
Group)	5.000%	8/15/39	1,390	1,610
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,305
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	760	794
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	696
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,323
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	1,365	1,437
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,869
Florida GO	4.000%	6/1/27	1,455	1,569
Florida GO	5.000%	7/1/27	1,440	1,755
Florida Gulf Coast University Financing Corp.
Capital Improvement Revenue	4.000%	2/1/38	770	856
Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,555	2,939
1 Florida Turnpike Authority Revenue	4.000%	7/1/33	2,000	2,409
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,107
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,560
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	552
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	1,650	1,778
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	310	322
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,209
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	1,160	1,294
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	190	197
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,955	2,180
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,465	1,826

Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,905	2,383
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,389
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,322
Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,848
Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,062
Jacksonville FL Special Revenue	5.000%	10/1/32	500	541
Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,741
Jacksonville FL Transportation Authority Local
Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,170
Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,412
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,875
Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,271
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	929
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,475	1,776
Lee Memorial Health System Florida Hospital
Revenue	5.000%	4/1/39	1,655	1,952
Miami Beach FL GO	5.000%	5/1/35	1,165	1,484
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,113
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,187
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,252
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,764
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,214
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/30 (4)	1,325	1,645
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/35 (4)	1,000	1,219
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	585	596
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	508
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,565	1,804
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,148
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,399
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	860	982
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	830	951
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,107
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,035
Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,606
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,510	1,721
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,645	1,796
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,094
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	544

Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/37	1,255	1,571
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39	1,265	717
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,591
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,254
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,193
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,819
Orange County FL School Board COP	5.000%	8/1/33	6,105	7,258
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	505
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,520	1,869
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20 (ETM)	1,270	1,261
Osceola County FL Transportation Revenue	5.000%	10/1/28	500	622
Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,324
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24 (Prere.)	560	642
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,482
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,780
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,741
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,315
Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,128
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,274
South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,134
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,180	1,320
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,042
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,119
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,141
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,172
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	865
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,452
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,436
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	610	619
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	214
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,575	1,674
Tampa FL Hospital Revenue	5.000%	7/1/23	750	806
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	251
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	314
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,275	1,331
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	535

Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32	1,000	1,117
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,020
Volusia County FL School Board COP	5.000%	8/1/25	1,000	1,146
				141,854
Georgia (1.3%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,103
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,242
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,592
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,525
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	555	730
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,170	1,438
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	510	630
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	441
Coweta County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,285
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31	810	989
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	528
Forsyth County GA School District Revenue	5.000%	4/1/29	750	981
Fulton County GA Development Authority
Revenue (Children's Healthcare of Atlanta
Obligated Group)	5.000%	7/1/38	1,500	1,784
Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,245
Georgia GO	5.000%	7/1/24	1,000	1,159
Georgia GO	5.000%	7/1/24	1,500	1,739
Georgia GO	5.000%	7/1/25	1,100	1,314
Georgia GO	5.000%	2/1/30	1,500	1,857
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	697
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	422
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,889
Gwinnett County GA School District GO	5.000%	2/1/28	500	587
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	615
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	525	550
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/33	500	548
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/38	500	567
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	6,210	6,397
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	6,245	6,447

Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/2/24	1,130	1,206
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/26	2,000	2,083
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,678
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,097
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,690
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,686
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,080
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,705	1,864
Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,390
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	580
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	100	116
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	688
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	657
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	465	525
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	700	780
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/27	1,540	1,913
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,009
Walton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,243
				67,586
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29	800	807
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	750
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,037
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/33	1,305	1,334
Guam International Airport Authority Revenue	5.000%	10/1/21	465	472
				4,400
Hawaii (0.6%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	320	323
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	419
Hawaii GO	5.000%	12/1/21 (Prere.)	310	330
Hawaii GO	5.000%	12/1/21 (Prere.)	190	202
Hawaii GO	5.000%	12/1/21	375	399
Hawaii GO	5.000%	8/1/24	1,765	2,045
Hawaii GO	5.000%	8/1/25	1,500	1,736
Hawaii GO	5.000%	10/1/25	1,575	1,886
Hawaii GO	5.000%	8/1/29	3,500	3,913
Hawaii GO	5.000%	1/1/33	1,475	1,825

Hawaii GO	5.000%	1/1/36	4,060	4,978
Honolulu HI City & County GO	5.000%	10/1/20	2,335	2,381
Honolulu HI City & County GO	5.000%	12/1/20 (Prere.)	310	318
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	527
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,195
Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,772
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,360
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31	1,000	1,180
				30,789
Idaho (0.1%)
Canyon County ID School District No. 139
(Vallivue) GO	4.000%	9/15/21	1,215	1,266
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/28	1,595	1,969
				3,235
Illinois (2.8%)
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,010
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	569
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,018
Chicago IL Board of Education GO	5.000%	12/1/24	700	715
Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,532
Chicago IL Board of Education GO	7.000%	12/1/26	500	563
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	731
Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,182
Chicago IL Board of Education GO	5.000%	12/1/30 (4)	1,250	1,509
Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,245
Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,293
Chicago IL GO	5.000%	1/1/24	520	531
Chicago IL GO	5.000%	1/1/26	335	343
Chicago IL GO	5.125%	1/1/27	100	103
Chicago IL GO	5.000%	1/1/28	1,090	1,129
Chicago IL GO	5.250%	1/1/28	200	207
Chicago IL GO	5.000%	1/1/31	1,500	1,549
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,206
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	525
Chicago IL Midway Airport Revenue	5.000%	1/1/26	210	228
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	312
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	217
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,144
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,086
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,119
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,030	1,149
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	525
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,113
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,082
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,010	1,179
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,164
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,073
Chicago IL Park District GO	5.000%	1/1/32 (15)	1,225	1,357
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,139
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,203
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,525	1,693
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30 (14)	1,230	1,528
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,124

Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,024
Cook County IL GO	5.250%	11/15/25	1,000	1,021
Cook County IL GO	5.000%	11/15/26 (4)	1,545	1,853
Cook County IL GO	5.000%	11/15/28	660	664
Cook County IL GO	5.250%	11/15/28	565	576
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24 (Prere.)	2,550	2,954
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,720
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/21 (Prere.)	500	532
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,494
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	1,000	1,213
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,159
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,156
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,164
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	998
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,095
Illinois Finance Authority Revenue (Northwest
Community Hospital)	5.000%	7/1/35	1,000	1,171
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,453
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,214
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,050	1,193
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	500	532
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	526
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,143
Illinois GO	5.000%	8/1/20	305	306
Illinois GO	5.000%	11/1/20	7,000	7,055
Illinois GO	5.000%	1/1/21 (4)	710	711
Illinois GO	5.000%	5/1/21	505	512
Illinois GO	5.000%	8/1/21	605	616
Illinois GO	5.000%	11/1/21	3,415	3,487
Illinois GO	5.000%	8/1/22	1,000	1,028
Illinois GO	5.000%	10/1/22	1,290	1,328
Illinois GO	5.000%	11/1/22	1,000	1,030
Illinois GO	5.000%	11/1/22	2,300	2,366
Illinois GO	5.000%	2/1/23	540	558
Illinois GO	5.000%	11/1/23	1,000	1,040
Illinois GO	5.500%	7/1/24	1,100	1,156
Illinois GO	5.000%	8/1/24	1,500	1,540
Illinois GO	5.000%	10/1/24	1,470	1,542
Illinois GO	5.000%	11/1/24	1,785	1,870
Illinois GO	5.000%	3/1/26 (4)	1,125	1,149
Illinois GO	5.000%	11/1/26	1,785	1,874
Illinois GO	5.000%	2/1/28	1,690	1,758

Illinois GO	5.000%	10/1/28	2,000	2,093
Illinois GO	5.000%	11/1/29	1,000	1,035
Illinois GO	5.250%	2/1/30	1,900	1,953
Illinois GO	5.250%	7/1/31	1,000	1,022
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	577
Illinois Sales Tax Revenue	5.000%	6/15/28 (15)	1,000	1,065
Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,006
Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,003
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	1,600	1,953
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,348
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,079
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,832
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,961
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	539
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,419
Kane County IL School District No. 131 (Aurora
East Side) GO	4.000%	12/1/33 (4)	250	288
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	1,075
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	910	791
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	1,195	1,004
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/29 (14)	2,505	2,750
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,205	1,636
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	1,000	504
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/27	710	728
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	1,500	1,511
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,540	1,075
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	340	232
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,215	811
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	1,130	720
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	1,790	1,112
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	1,075	566
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	1,070	1,295
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,218

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	422
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,856
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,068
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29	1,500	1,750
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,253
Southwestern Illinois Development Authority
Revenue	5.000%	4/15/30	1,275	1,637
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	784
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	1,062
				145,209
Indiana (0.9%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	360	441
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,277
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,761
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/29	790	978
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,209
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,625
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	868
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	590
Indiana Finance Authority Revenue (Butler
University Project)	5.000%	2/1/29	1,020	1,238
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22 (Prere.)	690	741
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	1,175	1,446
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	1,520	1,864
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	1,130	1,378
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	1,685	1,888
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,723
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	686
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,025	1,227
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/23 (Prere.)	500	554
Indiana Finance Authority Revenue VRDO	0.740%	4/1/20	5,230	5,230
Indiana Finance Authority Revenue VRDO	1.100%	4/1/20	2,530	2,530

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	546
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,693
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,219
Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,407
Indianapolis Department of Public Utilities Water
System Revenue	5.000%	10/1/35	1,425	1,794
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,375	1,602
Ivy IN Tech Community College Revenue	5.000%	7/1/32	865	1,083
Ivy IN Tech Community College Revenue	5.000%	7/1/33	860	1,073
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	870	912
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	805
Tippecanoe County IN School Building Corp.
Revenue	4.000%	7/15/32	1,070	1,238
				46,626
Iowa (0.2%)
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,072
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,541
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	250	234
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	323
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	2,120	2,168
Iowa Finance Authority Revenue	5.000%	8/1/38	1,150	1,470
Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,168
				10,976
Kansas (0.3%)
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27	1,000	1,119
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,085	1,102
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	807
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,525
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,345	1,491
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,756
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,465
Lyon County KS Unified School District No 253.
GO	4.000%	9/1/32	350	400
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/23	1,565	1,765
Sedgwick County KS Unified School District No.
266 (Maize) GO	3.000%	9/1/33	2,090	2,211
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	531

Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,000	1,087
				15,259
Kentucky (0.7%)
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,015
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/29	1,980	2,469
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,220	1,076
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,853
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,178
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,209
Kentucky Public Energy Authority Gas Supply
Revenue	4.000%	6/1/26	1,790	1,788
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	9,105	9,410
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	6,000	6,005
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	660	687
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	1,000	1,041
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,267
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	746
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,109
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	1,000	1,079
Owen County KY Revenue (American Water
Capital Corp.) PUT	2.450%	10/1/29	500	522
Owen County KY Revenue (American Water
Capital Corp.) PUT	2.450%	10/1/29	1,000	1,044
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	1,050	1,146
				34,644
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	545
Bossier City LA Utilities Revenue	5.000%	10/1/23	595	667
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.850%	4/1/20	6,300	6,300

East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.850%	4/1/20	19,700	19,700
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,053
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,280
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/29 (15)	1,315	1,644
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33	1,235	1,408
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36	1,250	1,507
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	1,000	1,114
Louisiana State University Revenue	5.000%	7/1/23	455	508
New Orleans LA Aviation Board Revenue	5.000%	10/1/27 (4)	910	1,114
New Orleans LA GO	5.000%	12/1/31	500	548
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,774
				39,162
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/29	445	552
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/30	600	742
Portland ME General Airport Revenue	4.000%	1/1/39	810	895
				2,189
Maryland (1.4%)
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,483
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,325
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,745
Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,172
Baltimore County MD GO	5.000%	8/1/21	1,435	1,509
Baltimore County MD GO	4.000%	3/1/30	1,200	1,396
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22 (Prere.)	650	714
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/32	1,275	1,647
Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,412
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	776
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	84
Howard County MD GO	5.000%	8/15/24	120	126
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,247
Maryland Department of Transportation
Revenue	4.000%	12/1/23	1,905	1,995
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,487
Maryland Department of Transportation
Revenue	3.000%	10/1/30	2,620	2,823
Maryland GO	5.000%	8/1/20 (Prere.)	870	879
Maryland GO	5.250%	8/1/20	1,130	1,146
Maryland GO	5.000%	6/1/21	2,525	2,640
Maryland GO	5.000%	8/1/21	1,000	1,052
Maryland GO	5.000%	3/15/22	1,000	1,075

Maryland GO	5.000%	8/1/22	1,500	1,634
Maryland GO	5.000%	8/1/22	1,790	1,950
Maryland GO	5.000%	3/15/23	1,145	1,273
Maryland GO	4.000%	8/1/23	2,670	2,919
Maryland GO	5.000%	8/1/23	1,670	1,880
Maryland GO	5.000%	8/1/23	1,920	2,162
Maryland GO	5.000%	3/15/24	1,100	1,263
Maryland GO	5.000%	3/15/26	1,235	1,504
Maryland GO	4.000%	8/1/26	1,970	2,148
Maryland GO	4.000%	3/1/29	3,000	3,146
Maryland GO	4.000%	6/1/29	2,000	2,207
Maryland GO	3.250%	8/1/30	1,000	1,040
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,950	2,236
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	539
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/31	750	906
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/22 (Prere.)	500	542
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	503
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,388
Montgomery County MD GO	5.000%	11/1/22	1,000	1,099
Montgomery County MD GO	5.000%	11/1/22	1,275	1,401
Montgomery County MD GO	4.000%	11/1/28	2,390	2,835
Montgomery County MD GO	5.000%	11/1/29	1,000	1,164
Montgomery County MD GO	4.000%	11/1/30	1,000	1,111
Montgomery County MD GO	4.000%	12/1/30	1,555	1,730
Montgomery County MD GO	3.750%	11/1/37	1,000	1,113
Prince Georges County MD GO	5.000%	9/15/23	580	612
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	1,000	1,164
				71,202
Massachusetts (1.2%)
Boston MA GO	5.000%	4/1/20	780	780
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/27	2,880	3,517
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	495	539
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	410	511
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	645
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	955	1,278
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/34	1,285	1,814
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,000	1,096

Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,124
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,495
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,289
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	750	761
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	510	517
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	600	609
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	610
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,454
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	749
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/32	1,105	1,276
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	300
Massachusetts GO	5.000%	8/1/20	520	527
Massachusetts GO	5.250%	8/1/20	300	304
Massachusetts GO	5.500%	10/1/20	525	537
Massachusetts GO	5.500%	10/1/20 (14)	500	511
Massachusetts GO	5.000%	8/1/22	1,000	1,089
Massachusetts GO	5.250%	8/1/23	525	595
Massachusetts GO	5.000%	12/1/23	1,520	1,727
Massachusetts GO	5.000%	12/1/24	2,040	2,390
Massachusetts GO	5.000%	5/1/29	2,180	2,423
Massachusetts GO	5.000%	5/1/31	1,675	1,857
Massachusetts GO	5.000%	9/1/31	1,500	2,026
Massachusetts GO	5.250%	1/1/34	2,635	3,378
Massachusetts GO	5.000%	7/1/35	1,000	1,172
2 Massachusetts GO, 67% of 3M USD LIBOR +
0.550%	1.731%	11/1/25	1,380	1,367
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,380	2,985
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	335	342
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21 (ETM)	900	940
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	645	703
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/25 (Prere.)	165	195
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (Prere.)	355	424
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	3,500	3,801
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,776
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	667
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,539
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,190

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,685
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,177
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	510	624
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,143
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	420	353
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	250	253
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	528
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	895	907
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	1,000	1,076
				64,575
Michigan (1.5%)
Battle Creek MI School District GO	5.000%	5/1/25	535	629
Birmingham MI City School District GO	5.000%	5/1/22	740	799
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,176
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,345
Detroit MI City School District GO	5.250%	5/1/28 (4)	615	781
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/35 (4)	1,120	1,243
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	455	491
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,127
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,067
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/34 (4)	1,020	1,242
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27	1,840	2,247
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28	1,205	1,502
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29	1,200	1,491
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,956
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37	1,000	1,205
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,030	1,238
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29	1,420	1,776
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,124
Hudsonville MI Public Schools GO	5.000%	5/1/31	420	517
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/29	625	775
Lake Orion MI Community School District GO	5.000%	5/1/38	4,000	4,956
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,148
Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,960

Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,778
Michigan Building Authority Revenue	5.000%	10/15/32	1,340	1,608
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,169
Michigan Building Authority Revenue	5.000%	4/15/36	1,150	1,365
Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,146
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/21 (Prere.)	920	971
Michigan Finance Authority Revenue	5.000%	10/1/22	500	528
Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,338
Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,177
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,084
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,119
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	871
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,702
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,108
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,477
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/26	850	1,007
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/27	965	1,161
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	2/15/34	1,700	2,123
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	542
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	500	535
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,372
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,000	1,096
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	500	548
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,461
Michigan State University Revenue	5.000%	8/15/20	1,040	1,055
Michigan Trunk Line Revenue	5.000%	11/1/21	500	502
Oakland University MI Revenue	5.000%	3/1/30	1,250	1,479
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,476
Roseville MI School District GO	5.000%	5/1/34	1,665	1,923
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,450	1,639
University of Michigan Revenue	5.000%	4/1/32	2,010	2,454
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,015
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,485
				77,109
Minnesota (0.5%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,010	2,152
Duluth MN Independent School District No. 709
COP	5.000%	2/1/27	365	442

Duluth MN Independent School District No. 709
COP	5.000%	2/1/28	350	432
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	1,857
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	375	442
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,043
Minnesota GO	5.000%	8/1/22	1,500	1,635
Minnesota GO	5.000%	8/1/24	1,615	1,878
Minnesota GO	5.000%	8/1/25	1,500	1,796
Minnesota GO	5.000%	8/1/27	1,005	1,200
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/35	595	633
Minnesota Housing Finance Agency Residential
Housing Revenue	2.800%	1/1/27	1,657	1,702
Osseo MN Independent School District No. 279
GO	5.000%	2/1/28	1,000	1,233
Owatonna MN Independent School District No.
761 GO	3.000%	2/1/32	1,190	1,286
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,347
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/26	385	424
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/27	485	533
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/29	515	549
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/30	550	586
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/32	775	822
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	513
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,238
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights -Eagan)	4.000%	2/1/28	1,000	1,167
White Bear Lake MN Independent School
District No. 624 GO	3.000%	2/1/30	1,150	1,259
				27,169
Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.650%	4/1/20	5,000	5,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.850%	4/1/20	2,150	2,150
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,335	1,594
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/27	500	619
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,745	2,146
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,745

Mississippi GO	5.000%	11/1/29	1,000	1,187
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/29	830	1,032
Mississippi Hospital Equipment & Facilities
Authority Revenue (Forrest General Hospital
Inc.)	5.000%	1/1/30	625	789
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/27	1,000	1,219
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,137
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,127
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/30	575	711
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/31	495	608
				21,064
Missouri (0.4%)
Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,364
Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,000	1,355
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,371
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,233
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,604
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	615
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,055
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	923
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,480	1,694
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	12/1/31	1,000	1,264
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,281
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,694
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	710	785
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,425	1,664
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,185
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	715	802

St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,180
				21,069
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	975

Multiple States (0.2%)
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	2.650%	4/8/20	1,585	1,740
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue	3.400%	1/25/36	490	571
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.650%	4/1/20 LOC	1,300	1,468
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.650%	4/1/20	1,390	1,573
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.600%	9/15/33 LOC	1,995	2,236
5 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.625%	6/15/35 LOC	1,990	2,240
				9,828
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,144
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	4.000%	8/1/25	5,815	6,074
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/21 (Prere.)	750	794
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	147
Lincoln NE Electric System Revenue	5.000%	9/1/25	275	300
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	370
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,064
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,596
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/29	1,270	1,527
Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,918
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,811
				17,745
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/26	560	666
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/28	670	808
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,861
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	1,875	2,287
Clark County NV GO	4.000%	6/1/32	1,505	1,721
Clark County NV GO	5.000%	7/1/33	1,000	1,095
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,791
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,306
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/31	1,000	1,215

Clark County NV School District GO	5.000%	6/15/27 (4)	3,000	3,703
Clark County NV School District GO	4.000%	6/15/33 (4)	1,820	2,057
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,086
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,373
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,331
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,180
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,230
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,841
Nevada GO	5.000%	4/1/22	1,740	1,870
Nevada GO	5.000%	11/1/23	1,465	1,657
Nevada GO	5.000%	11/1/25	1,015	1,201
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,897
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/27	250	305
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/28	250	311
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/32	250	307
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33	250	304
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,510	1,790
				39,193
New Hampshire (0.1%)
National Finance Authority NH Revenue	4.125%	1/20/34	2,594	2,742
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,985	3,352
				6,094
New Jersey (1.8%)
Bergen County NJ GO	5.000%	10/15/21	1,490	1,579
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,517
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	490
Jersey City NJ GO	5.000%	3/1/21	480	497
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	510	557
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,027
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,053
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	500	543
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,221
New Jersey Economic Development Authority
Revenue	4.000%	6/15/35	500	501
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,689
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (ETM)	95	117
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	447

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	309
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	1,000	1,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,180
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	700	751
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	527
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,064
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	954
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	670
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,154
New Jersey Health Care Facilities Financing
Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,691
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	150	150
2 New Jersey TRAN, SIFMA Municipal Swap
Index Yield + 0.370%	5.080%	6/25/20	10,000	9,999
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,439
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,380	1,535
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	689
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,550
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/27	1,000	1,103
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	1,285	1,404
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	6/15/31	1,000	1,087
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	1,115	1,196
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	1,115	1,192
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,015	1,081
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,588
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	345	360
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,395

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	652
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,071
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27	5,260	5,801
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	510
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	1,000	697
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	733
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,068
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,285
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,292
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,207
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,205
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,808
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,174
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	526
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,825	2,028
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	385	383
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	3,200	3,588
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	685	760
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	1,000	1,103
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	450	489
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	1,500	1,623
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	1,000	1,075
Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,227
Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,780
				90,910
New Mexico (0.4%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,019
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	290	316
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	265	298
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,777
New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,353
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	504
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	2,000	2,111

New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/27	1,045	1,202
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,445	1,705
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.750%	4/1/20	10,000	10,000
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	5.000%	5/1/25	385	419
				21,704
New York (7.3%)
Battery Park City NY Authority Revenue	5.000%	11/1/38	750	955
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	629
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	521
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,592
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,500	1,796
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	500	597
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	130	140
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,000	1,208
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,088
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,564
Metropolitan Transportation Authority NY
Revenue	5.000%	2/1/23	7,000	7,405
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/34	2,500	3,012
Metropolitan Transportation Authority NY
Revenue	4.000%	11/15/40	1,735	1,791
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22	8,095	8,555
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	5/15/24	7,000	7,667
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,955	2,436
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	65	65
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,223
Nassau County NY GO	5.000%	4/1/23	1,000	1,105
New York City NY GO	5.000%	8/1/20	2,935	2,973
New York City NY GO	5.000%	8/1/20	2,260	2,289
New York City NY GO	5.000%	8/1/21 (Prere.)	365	384
New York City NY GO	5.000%	8/1/21	515	541
New York City NY GO	5.000%	8/1/21	1,745	1,835
New York City NY GO	5.000%	8/1/21	2,000	2,103
New York City NY GO	5.000%	10/1/21 (Prere.)	370	391
New York City NY GO	5.000%	8/1/22	1,290	1,404

New York City NY GO	5.000%	8/1/22	705	767
New York City NY GO	5.000%	10/1/22	130	138
New York City NY GO	5.000%	8/1/23	400	435
New York City NY GO	5.000%	8/1/23	1,505	1,691
New York City NY GO	5.000%	8/1/24	1,000	1,158
New York City NY GO	5.000%	8/1/25	1,245	1,479
New York City NY GO	5.000%	8/1/25	770	823
New York City NY GO	5.000%	8/1/25	1,000	1,188
New York City NY GO	5.000%	8/1/25	1,310	1,556
New York City NY GO	5.000%	6/1/26	2,450	2,888
New York City NY GO	5.000%	8/1/26	500	543
New York City NY GO	5.000%	8/1/26	1,000	1,101
New York City NY GO	5.000%	8/1/28	400	405
New York City NY GO	5.000%	8/1/30	1,000	1,114
New York City NY GO	5.000%	3/1/31	1,340	1,473
New York City NY GO	5.000%	12/1/32	1,755	2,111
New York City NY GO	5.000%	12/1/33	1,515	1,818
New York City NY GO	5.000%	12/1/35	1,120	1,338
New York City NY GO VRDO	0.850%	4/1/20	15,600	15,600
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	576
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,106
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,115
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,061
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,242
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,348
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,312
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,099
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	550	596
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,034
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,344
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,045	1,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	268
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	1,635	2,015
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	1,750	1,973

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	62
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,140	1,247
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	460	487
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	454
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	515
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	542
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,422
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	541
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,762
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	500	534
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,647
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,710	2,043
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,525	1,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,745	2,045
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	1,580	1,888
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	1,235	1,389
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	1,000	1,151
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	1,680	2,011
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	1,000	1,141
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	1,500	1,846
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/36	5,710	7,001
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/38	1,675	2,031
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/39	1,335	1,646
New York City NY Transitional Finance Authority
Revenue VRDO	0.850%	4/1/20	24,420	24,420

New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,350	1,630
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,480
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,452
3 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	2.000%	4/1/20	4,300	4,300
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,156
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,058
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	820	1,011
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,530	1,551
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,036
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	230	238
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	325	346
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	820	903
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	570	638
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,045	1,114
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,180	2,344
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,135	1,231
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	1,645	1,801
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	1,899
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	1,000	1,144
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	1,445	1,518
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,500	1,573
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	680	720
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,092
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	755
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,738
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,395
New York NY GO	4.000%	8/1/37	2,000	2,299
New York NY GO	4.000%	10/1/37	2,680	3,085
New York NY GO VRDO	0.850%	4/1/20	6,750	6,750
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	586

New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	639
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	507
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	75
New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,044
New York State Dormitory Authority Re venue
(City University System)	5.000%	7/1/24	400	404
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,172
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,162
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)	5.000%	9/1/27	1,700	2,074
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20 (Prere.)	650	656
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	171
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	888
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	1,465	1,611
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	899
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,500	1,758
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	520	570
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/27	1,700	1,914
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	2,040	2,374
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,085	1,261
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,276
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	533
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,235
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	319
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,260
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,843
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/39	2,000	2,285
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	595	607
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	413

New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	505
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,090	1,243
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,295	1,519
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,480	1,806
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,795	2,175
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,669
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	2,000	2,410
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,500	1,847
New York State Dormitory Authority Sales T ax
Revenue	5.000%	3/15/37	2,160	2,651
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	1,000	1,090
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,075	2,249
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	368
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	542
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,837
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.450%	9/15/29	3,500	3,356
New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project)	2.625%	9/15/69	600	572
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	170	173
New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,334
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	528
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,392
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,385
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	573
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,513
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,325
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,197

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,670
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,180
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,615
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,375
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,805	2,101
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,254
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	1,120	1,390
Port Authority of New York & New Jersey
Revenue	5.000%	11/1/36	2,200	2,796
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/37	1,110	1,250
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,615
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,560
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,870	2,091
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	1,932
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,705
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,130	860
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,352
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,278
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,193
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,000	1,014
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,000	1,014
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,813
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,292
6 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,880
Westchester County NY GO	5.000%	7/1/20	675	682
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	10
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	56
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	890	932
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,247
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,539

Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,591
				374,512
North Carolina (0.4%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22 (Prere.)	330	362
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	187
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	241
Durham County NC GO	5.000%	4/1/20	785	785
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	502
North Carolina GAN	5.000%	3/1/25	1,055	1,234
North Carolina GAN	5.000%	3/1/27	1,015	1,181
North Carolina GO	4.000%	6/1/20	500	502
North Carolina GO	5.000%	5/1/22	360	389
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,044
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,081
North Carolina Medical Care Commission
Hospital (Moses Cone Health System) VRDO	4.750%	4/7/20	1,600	1,600
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	850	910
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,063
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	197
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	350
Union County NC Enterprise System Revenue	3.000%	6/1/33	1,290	1,390
University of North Carolina at Charlotte
Revenue	4.000%	10/1/35	400	465
University of North Carolina at Charlotte
Revenue	3.000%	10/1/36	1,600	1,677
University of North Carolina at Charlotte
Revenue	4.000%	10/1/37	1,000	1,156
University of North Carolina at Charlotte
Revenue	4.000%	10/1/40	325	373
Wake County NC GO	5.000%	3/1/23	2,145	2,383
				20,072
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,402

Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,300	1,567
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	2,200	2,414
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	613
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,025	1,229
Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	484
Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	323
Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/34	1,150	1,419
Buckeye OH Tobacco Settlement Financing
Authority Revenue	4.000%	6/1/39	240	262

Buckeye OH Tobacco Settlement Financing
Authority Revenue	5.000%	6/1/55	2,355	2,087
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	516
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	435	445
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	738
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	385
Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,110
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	825
Columbus OH GO	5.000%	7/1/22 (Prere.)	535	582
Columbus OH GO	4.000%	8/15/26	1,730	1,971
Columbus OH Sewer Revenue	5.000%	12/1/24 (Prere.)	4,000	4,652
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/23 (Prere.)	510	579
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,109
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	649
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,025
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,945
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	680	642
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/31	1,100	1,382
Franklin County OH Sales Tax Revenue	5.000%	6/1/27	895	1,120
Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,063
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,197
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	206
Lancaster OH Port Authority Gas Supply
Revenue PUT	5.000%	2/1/25	600	651
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	535	569
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	320	335
Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,058
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/31	2,290	2,479
Montgomery County OH Hospital Revenue
(Premier Health Partners)	5.000%	11/15/37	2,590	2,700
North Royalton OH City School District GO	5.000%	12/1/26	300	355
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,654
Ohio Adult Correctional Capital Facilities
Revenue	5.000%	10/1/30	2,200	2,886
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	102
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33	1,535	1,891
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	802

Ohio Capital Facilities Lease-Appropriation
Revenue (Transportation Building Fund
Projects)	5.000%	4/1/30	1,155	1,339
Ohio Common Schools GO	5.000%	6/15/34	1,000	1,077
Ohio GO	5.000%	5/1/23	1,270	1,418
Ohio GO	5.000%	8/1/23	500	544
Ohio GO	5.000%	8/1/24	500	580
Ohio GO	5.000%	11/1/24	1,675	1,961
Ohio GO	5.000%	2/1/27	1,000	1,207
Ohio GO	5.000%	6/15/27	3,425	3,795
Ohio GO	5.000%	2/1/31	1,110	1,164
Ohio GO	5.000%	5/1/33	1,000	1,257
Ohio GO	5.000%	3/1/35	1,000	1,216
Ohio GO	5.000%	3/15/36	1,005	1,137
Ohio GO	5.000%	3/1/38	2,000	2,407
Ohio Higher Education GO	5.000%	8/1/21	500	526
Ohio Higher Education GO	5.000%	5/1/30	2,000	2,350
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	585	641
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	2,450	2,940
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,020	1,228
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/35	1,320	1,652
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/37	2,240	2,785
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/26	925	1,113
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,025	1,126
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,552
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,286
Penta Career Center Ohio COP	5.250%	4/1/23	125	134
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,084
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	721
1 Toledo OH GO	5.000%	9/1/37	1,320	1,661
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	595
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	276
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	270
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	281
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	270
				90,614
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/25	1,160	1,313
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,368
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	1,145	1,317
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,000	1,137
Oklahoma City OK GO	5.000%	3/1/24	525	544
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,842
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	309

Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,364
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	291
University of Oklahoma Revenue	5.000%	7/1/31	475	496
				10,981
Oregon (0.3%)
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,140	1,408
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	595
Multnomah County OR School District GO	5.000%	6/15/29	1,000	1,180
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	447
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,380	1,583
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	73
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/39	2,000	2,534
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,188
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	519
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	517
Oregon GO	5.000%	5/1/23	500	539
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/33	550	579
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/38	500	520
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	1,305	1,609
				13,291
Pennsylvania (2.6%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,135
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	338
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27	1,010	1,242
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	1,000	1,230
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	1,000	1,224
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	500	533
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/27	1,000	1,239
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center), 67% of 3M USD LIBOR +
0.720%	1.901%	2/1/21	160	160
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	519
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,058

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	250	262
Allentown PA School District GO	5.000%	6/1/31 (15)	500	587
Armstrong PA School District GO	5.000%	3/15/27 (15)	995	1,218
Armstrong PA School District GO	5.000%	3/15/29 (15)	920	1,169
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25	2,065	2,429
1 Centennial PA School District Bucks County GO	5.000%	12/15/29	1,460	1,801
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/21 (Prere.)	530	568
Chester County PA GO	5.000%	11/15/22 (Prere.)	750	826
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/26 (15)	335	367
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/27 (15)	365	399
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	589
Dauphin County PA GO	5.000%	11/15/27	2,055	2,581
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	250	313
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,064
Easton PA Area School District GO	4.000%	4/1/28	580	691
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)(ETM)	1,165	1,073
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	85	76
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	654
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	2,400	2,945
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,220	1,414
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,176
Manheim Township PA School District GO	5.000%	2/1/30	795	936
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	1,000	1,062
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	541
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	1,515	1,816
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,103
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,141
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	1,001

Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,273
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,207
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,275	1,503
Pennsylvania COP	5.000%	7/1/26	500	600
Pennsylvania COP	5.000%	7/1/27	500	611
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,261
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,836
Pennsylvania GO	5.000%	7/1/20	545	550
Pennsylvania GO	5.375%	7/1/21	500	526
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	532
Pennsylvania GO	5.000%	8/15/23	2,000	2,242
Pennsylvania GO	5.000%	1/1/24	1,500	1,701
Pennsylvania GO	5.000%	8/15/24	500	577
Pennsylvania GO	5.000%	1/1/26	3,295	3,939
Pennsylvania GO	5.000%	9/15/26	1,500	1,825
Pennsylvania GO	5.000%	7/15/27	2,500	3,102
Pennsylvania GO	5.000%	7/15/28	2,000	2,512
Pennsylvania GO	4.000%	1/1/29	3,000	3,413
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,120
Pennsylvania GO	5.000%	10/15/32	1,000	1,118
Pennsylvania GO	4.000%	3/1/33 (4)	1,110	1,282
Pennsylvania GO	4.000%	3/1/34 (4)	1,670	1,923
Pennsylvania GO	4.000%	3/1/36	1,000	1,123
Pennsylvania GO	4.000%	3/1/37 (15)	1,000	1,137
Pennsylvania GO	4.000%	3/1/37	1,000	1,120
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	204
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	535
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	1,295	1,432
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,223
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,040	1,178
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	630	761
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	507
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	272
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	712
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,260
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	2,024
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,988
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,140	1,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	906
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,677
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,815
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,000	1,256
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,290

Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	1,760	2,201
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,756
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,231
2 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.980%	5.690%	12/1/21	1,315	1,325
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,127
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,159
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,170
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,933
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,216
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,556
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	1,000	1,127
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,050
Philadelphia PA School District GO	5.250%	9/1/22	545	553
Philadelphia PA School District GO	5.000%	9/1/31	940	1,086
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	560	567
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,135
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,201
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/33 (4)	1,000	1,270
Reading PA School District GO	5.000%	3/1/25 (4)	955	1,108
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/25	815	973
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	770	942
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,343
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,085	1,221
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	1,000	1,005
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/29 (15)	1,075	1,178
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,739
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,964
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	83
				134,116
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	520
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,264
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	198	170

Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,010
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,024	1,401
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	3,638	3,342
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	500	459
				8,666
Rhode Island (0.1%)
Narragansett RI Commission Wastewater
System Revenue	5.000%	2/1/25 (Prere.)	1,950	2,291
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	548
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	592
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,135	1,056
				4,487
South Carolina (0.6%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	590	668
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/22 (Prere.)	250	268
Columbia SC Waterworks & Sewer System
Revenue	3.000%	2/1/35	875	928
Florence SC Water & Sewer Revenue	3.000%	9/1/34	1,610	1,718
Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,798
Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,147
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,159
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,715
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,148
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	1,655	1,710
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,503
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,660
South Carolina GO	5.000%	4/1/20	830	830
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,042
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (Prere.)	1,000	1,133
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,788
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,140	1,296
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	1,465	1,535
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	2,205	2,513
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,095	1,260
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,035	1,122
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/32	1,290	1,607

Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,170
				30,718
South Dakota (0.2%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,197
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	2,915	3,542
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	2,125	2,349
				8,088
Tennessee (1.3%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,181
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/23 (Prere.)	1,500	1,649
Chattanooga TN Health Educational & Housing
Facility Board Revenue (CommonSpirit
Health)	5.000%	8/1/29	2,880	3,458
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,140
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,932
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/38	3,810	4,423
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,177
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/27	925	1,082
Memphis TN GO	5.000%	5/1/30	500	519
Memphis TN GO	4.000%	6/1/31	1,000	1,136
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	631
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	512
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	606
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.050%	4/1/20 (4)	18,815	18,815
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	4,445	4,803
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,835	1,930
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,800	1,916
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	915	987
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,035	1,158

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,105
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	3,045	3,119
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	1,625	1,689
Tennessee GO	5.000%	8/1/20	650	658
Tennessee GO	5.000%	8/1/22	1,475	1,607
Tennessee GO	4.000%	8/1/28	4,850	5,498
Tennessee GO	5.000%	8/1/32	1,000	1,182
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/37	1,390	1,760
Williamson County TN GO	4.000%	5/1/27	1,320	1,430
				67,103
Texas (4.8%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,501
Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,244
Arlington TX Higher Education Finance Corp.
Revenue (Riverwalk Education Foundation
Inc.)	4.000%	8/15/33	600	711
Arlington TX Special Tax Revenue	5.000%	2/15/27 (4)	420	514
Arlington TX Special Tax Revenue	5.000%	2/15/28 (4)	305	382
Arlington TX Special Tax Revenue	5.000%	2/15/32 (15)	1,160	1,407
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	505
Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,331
Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,355
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,175
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	500	531
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	1,000	1,203
Bexar County TX GO	5.000%	6/15/23 (Prere.)	3,230	3,619
Bexar County TX GO	5.000%	6/15/32	1,145	1,320
Bexar County TX GO	4.000%	6/15/34	1,000	1,130
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,080
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,088
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	86
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	149
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,115	1,229
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	917
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	567
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,415	1,539
Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,110
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	207
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	517

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/22 (Prere.)	500	551
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	2,000	2,620
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	1,670	1,976
Dallas TX Independent School District GO	5.000%	2/15/23	485	502
Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,548
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	206
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,340	1,418
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	210	222
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	1,675	1,965
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,100
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/24	1,035	1,056
1 El Paso TX GO	5.000%	8/15/28	750	952
El Paso TX GO	5.000%	8/15/31	850	1,090
El Paso TX GO	4.000%	8/15/34	1,000	1,176
Fort Worth TX GO	5.000%	3/1/25	1,115	1,313
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	465
Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	855
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,100
4 Grand Parkway Transportation Corp. Texas
System Toll Revenue, 5.050% coupon rate
effective 10/1/2023	0.000%	10/1/30	1,550	1,710
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,716
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,230
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	296
Harris County TX GO	5.000%	8/15/22	1,960	2,120
Harris County TX GO	5.000%	10/1/23	20	21
Harris County TX GO	5.000%	8/15/32	1,025	1,109
Harris County TX GO	5.000%	10/1/36	1,200	1,412
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.750%	4/1/20	500	500
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,026
Harris County TX Toll Road Revenue	5.000%	8/15/32	515	557
Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,366
Houston TX Airport System Revenue	5.000%	7/1/37	1,685	1,997
Houston TX GO	5.000%	3/1/27	1,000	1,234
Houston TX GO	4.000%	3/1/35	1,500	1,692
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,227
Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,344
Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,668
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,142
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,024
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,170
2 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	5.610%	5/1/20	1,000	1,000

Katy TX Independent School District GO	4.000%	2/15/27	275	295
Katy TX Independent School District GO	4.000%	2/15/28	375	402
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,434
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	517
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	1,360	1,600
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,149
Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,801
Lone Star College System Texas GO	5.000%	2/15/28	1,375	1,645
Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,427
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,396
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,000	1,136
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	1,070	1,309
Lubbock TX GO	5.000%	2/15/23	500	535
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,380
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,361
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	285	273
Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,296
Midlothian TX Independent School District
Revenue GO PUT	2.000%	8/1/24	1,005	1,024
Montgomery TX GO	4.000%	3/1/30	1,840	2,143
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,721
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,143
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,075
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	934
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	211
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	224
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	257
North East TX Independent School District GO	5.250%	2/1/22	580	624
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	2,390	2,592
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,617
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,737

North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,727
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,794
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,154
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	500	531
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,654
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,165
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,505	2,838
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,215	1,390
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	556
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,790	2,033
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,702
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,785
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,035	1,170
North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,136
North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,404
North Texas Tollway Authority System Revenue	4.000%	1/1/37 (4)	1,520	1,682
North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,147
North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,000	1,191
Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,389
Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,488
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,174
Northwest Independent School District Texas
GO	5.000%	2/15/32	1,760	2,039
Pasadena TX GO	4.000%	2/15/28	1,000	1,117
Pearland TX GO	4.000%	3/1/32	1,095	1,248
Pearland TX GO	4.000%	3/1/33	885	1,006
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	274
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	387
Pflugerville TX GO	4.000%	8/1/35	1,250	1,402
Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,883
Pflugerville TX Independent School District GO	5.000%	2/15/34	1,000	1,302
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	516
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	1,000	1,089
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/28	1,560	1,855
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	1,255	1,357
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/34	3,000	3,877
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,213
San Antonio TX GO	5.000%	8/1/20	225	228
San Antonio TX GO	5.000%	2/1/22	1,000	1,032
San Antonio TX GO	5.000%	2/1/24	500	516
San Antonio TX GO	5.000%	2/1/26	1,000	1,177
San Antonio TX GO	4.000%	2/1/29	1,000	1,053
San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,560
San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,960
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,194
San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,031

San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,773
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34	1,350	1,540
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,172
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,644
Sugar Land TX GO	5.000%	2/15/26	510	615
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Cook
Children's Medical Center)	5.000%	12/1/25	350	420
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,116
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas) VRDO	0.810%	4/1/20 LOC	100	100
Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,985
Texas GO	5.000%	10/1/22	1,120	1,228
Texas GO	5.000%	10/1/24	1,210	1,414
Texas GO	5.000%	8/1/26	925	974
Texas GO	5.000%	10/1/28	1,330	1,529
Texas GO	5.000%	8/1/31	500	526
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	365	382
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,055
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	399
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	245	269
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	580	649
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,215	2,318
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,335	1,389
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	527
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,020	1,074
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,625	1,983
Texas Transportation Commission GO	5.000%	10/1/21	1,545	1,633
Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,622
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,785
Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,403
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	1,625	2,019
Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,333
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	525	549
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	694
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,330	2,654
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	284
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	522

Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,169
Texas Water Development Board Revenue	4.000%	10/15/33	1,610	1,895
Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,720
Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,321
Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,003
Texas Water Financial Assistance GO	5.000%	8/1/21 (Prere.)	740	777
Texas Water Financial Assistance GO	5.000%	8/1/27	260	274
Travis TX GO	5.000%	3/1/27	1,545	1,865
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	1,000	1,211
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37	1,235	1,534
United TX Independent School District GO	5.000%	8/15/24 (Prere.)	2,550	2,969
University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,735
University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,036
University of North Texas Revenue	4.000%	4/15/34	1,110	1,282
University of North Texas Revenue	5.000%	4/15/36	1,275	1,540
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,190	1,207
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,150	1,296
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27 (15)	1,235	1,526
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32 (15)	270	308
Williamson County TX GO	5.000%	2/15/23	230	246
				248,270
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30	1,025	1,266
Central UT Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,157
Central UT Water Conservancy District GO	5.000%	4/1/30	500	518
Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	8,041
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32	750	860
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/34	750	939
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/35	850	1,060
Utah GO	5.000%	7/1/21	1,300	1,363
Utah GO	5.000%	7/1/22	1,410	1,532
Utah GO	5.000%	7/1/24	1,015	1,176
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25 (Prere.)	1,285	1,533
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,185
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	585	680
				21,310
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	5.000%	10/1/38	1,000	1,398

Virginia (0.9%)
Arlington County VA GO	5.000%	8/1/23	600	653
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	522
Fairfax County VA GO	5.000%	10/1/20	1,710	1,743
Fairfax County VA GO	5.000%	10/1/23	1,255	1,421
Fairfax County VA GO	4.000%	10/1/32	1,415	1,620
Fairfax County VA GO	5.000%	10/1/34	675	890
Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	436

Fairfax County VA Water Authority Revenue	5.000%	4/1/22 (Prere.)	500	539
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/22	1,700	1,847
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	1,170	1,445
Norfolk VA GO	5.000%	10/1/20	775	790
Norfolk VA GO	5.000%	8/1/21	2,040	2,146
Norfolk VA GO	5.000%	9/1/24 (Prere.)	1,090	1,271
Norfolk VA GO	5.000%	9/1/24 (Prere.)	1,345	1,568
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	535
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,436
Richmond VA GO	5.000%	3/1/23 (Prere.)	1,000	1,111
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,202
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	538
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,282
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/30	600	687
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/33	425	483
Virginia College Building Authority Ed ucational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/27	1,845	2,230
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	1,500	1,589
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	387
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/36	2,130	2,392
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,546
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,405	1,718
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,456
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	2,007
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,450
Virginia Public Building Authority Revenue	5.000%	11/1/31	125	137
Virginia Public School Authority Revenue	4.000%	8/1/20	1,715	1,732
Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,454
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,510

45,778

Washington (1.2%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	981
Clark County WA School District No. 37
Vancouver Revenue	5.000%	12/1/32	1,050	1,349
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	685	691
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,225	1,433
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	1,735	2,089
King County WA GO	5.000%	7/1/20	1,250	1,262
King County WA GO	5.000%	1/1/24	500	533
King County WA GO	4.000%	12/1/32	1,500	1,692
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,060	1,122
Mason County WA Public Utility District No. 3
Revenue	4.000%	12/1/32	1,000	1,195
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,550	2,752
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,098
Port of Seattle WA Revenue	5.000%	8/1/29	250	270
Snohomish County WA School District No. 103
(Monroe) GO	5.000%	12/1/31	1,000	1,178
University of Washington Revenue	5.000%	4/1/31	335	347
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	393
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,167
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,656
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,271
Washington GO	0.000%	6/1/20 (14)	500	499
Washington GO	5.000%	7/1/20	1,000	1,010
Washington GO	5.000%	2/1/22 (Prere.)	500	536
Washington GO	5.000%	7/1/22	1,445	1,569
Washington GO	5.000%	7/1/23	1,155	1,295
Washington GO	5.000%	7/1/25	1,500	1,732
Washington GO	5.000%	7/1/25	560	607
Washington GO	4.000%	7/1/27	2,425	2,569
Washington GO	5.000%	8/1/27	1,000	1,187
Washington GO	4.000%	7/1/28	1,135	1,202
Washington GO	5.000%	7/1/28	2,000	2,331
Washington GO	4.000%	7/1/29	2,720	2,924
Washington GO	5.000%	7/1/30	1,100	1,279
1 Washington GO	5.000%	6/1/35	1,500	1,875
Washington GO	5.000%	8/1/36	2,070	2,576
Washington GO	5.000%	8/1/37	3,685	4,193
Washington GO	5.000%	8/1/38	2,070	2,560
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,961
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,991
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health)	5.000%	8/1/36	1,500	1,644
Washington Health Care Facilities Authority
Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,122

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,200
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	935
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,196
Washington State University General Revenue	5.000%	10/1/31	500	527
				62,999
West Virginia (0.3%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	1,110	1,353
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	1,545	1,729
West Virginia GO	5.000%	12/1/35	1,000	1,246
West Virginia GO	5.000%	6/1/36	1,000	1,245
West Virginia GO	5.000%	6/1/38	2,500	3,140
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,579
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/29	765	943
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/33	815	1,023
West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,253
				13,511
Wisconsin (0.8%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,074
Madison WI GO	4.000%	10/1/26	1,500	1,744
Milwaukee WI GO	5.000%	4/1/26	1,935	2,341
Wisconsin GO	5.000%	5/1/20	1,000	1,003
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/21	835	870
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	38
Wisconsin GO	5.000%	5/1/22 (Prere.)	2,210	2,389
Wisconsin GO	5.000%	5/1/22 (Prere.)	500	541
Wisconsin GO	5.000%	5/1/29	1,000	1,115
Wisconsin GO	4.000%	5/1/33	1,665	1,921
Wisconsin GO	5.000%	5/1/34	1,780	2,158
Wisconsin GO	5.000%	5/1/35	1,000	1,210
Wisconsin GO	5.000%	5/1/36	1,000	1,208
Wisconsin GO	5.000%	5/1/36	2,000	2,353
Wisconsin GO	5.000%	5/1/38	1,740	2,119
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,275
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,540	1,666
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	2,265	2,621
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,670	1,857
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	1,010	1,157

	Wisconsin Health & Educational Facilities
	Authority Revenue (Marquette University)	5.000%	10/1/30	500	535
	Wisconsin Health & Educational Facilities
	Authority Revenue (ThedaCare Inc. Obligated
	Group)	4.000%	12/15/39	1,595	1,736
	Wisconsin Public Finance Authority Exempt
	Facilities Revenue (Wingate University)	5.250%	10/1/32	730	823
	Wisconsin Public Finance Authority Hospital
	Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,284
	Wisconsin Public Power System Power Supply
	System Revenue	5.000%	7/1/32	500	553
	Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	125
	Wisconsin Transportation Revenue	5.000%	7/1/23	385	418
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,648
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,405	1,747
	Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,145
					43,690
Wyoming (0.3%)
	Lincoln County WY Pollution Control Revenue
	(ExxonMobil Project) VRDO	0.850%	4/1/20	16,635	16,635
	Wyoming Municipal Power Agency Power
	Supply Revenue	5.000%	1/1/34 (15)	1,000	1,195
					17,830
Total Tax-Exempt Municipal Bonds (Cost $2,615,291)					2,704,854
Temporary Cash Investments (0.0%)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.543%	4/16/20	1,222	1,222
6	United States Treasury Bill	1.551%	5/14/20	1,300	1,300
					2,522
Total Temporary Cash Investments (Cost $2,519)					2,522
Total Investments (99.5%) (Cost $4,284,860)					5,143,487
Other Assets and Liabilities -Net (0.5%)6					23,844
Net Assets (100%)					5,167,331
Cost rounded to $000.

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2020.
2 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $4,763,000, representing 0.1% of net assets.
4 Step bond.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,908,000 and cash of $1,140,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	237	30,451	(533)
10-Year U.S. Treasury Note	June 2020	51	7,073	304
				(229)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(48)	(7,490)	(290)
				(519)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,436,111	—	—	2,436,111
Tax-Exempt Municipal Bonds	—	2,704,854	—	2,704,854
Temporary Cash Investments	—	2,522	—	2,522
Total	2,436,111	2,707,376	—	5,143,487
Derivative Financial Instruments
Assets
Futures Contracts[1]	16	—	—	16
Liabilities
Futures Contracts[1]	499	—	—	499
1 Represents variation margin on the last day of the reporting period.